________________

BRANDES
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Brandes Global Equity Fund
Class A – BGEAX
Class C – BGVCX
Class E – BGVEX
Class I – BGVIX

Brandes International Equity Fund
Class A – BIEAX
Class C – BIECX
Class E – BIEEX
Class I – BIIEX

Brandes Emerging Markets Fund
Class A – BEMAX
Class C – BEMCX
Class I – BEMIX

Brandes International Small Cap Equity Fund
Class A – BISAX
Class C – BINCX
Class I – BISMX

Prospectus

January 31, 2013

as supplemented, February 7, 2013

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Equity Prospectus

Table of Contents - Equity Prospectus

SUMMARY SECTION

Brandes Global Equity Fund

Investment Objective
The Brandes Global Equity Fund (the “Global Fund”), formerly named the Brandes Institutional Global Equity Fund, seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled “Shareholder Information” on page 49 of the Prospectus and “Additional Purchase and Redemption Information” on page B-77 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class E		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None		None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None		None
*Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
# A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class E		Class I
Management Fees		0.80%		0.80%		0.80%		0.80%
Distribution (12b-1) Fees		0.25%		0.75%		None		None
Other Expenses
Shareholder Servicing Fees	None		0.25%		0.25%		None
Other Expenses	0.88%		0.88%		0.88%		0.93%
Total Other Expenses		0.88%		1.13%		1.13%		0.93%

Total Annual Fund Operating Expenses		1.93%		2.68%		1.93%		1.73%
Less: Fee Waiver and/or Expense Reimbursement		-0.68%		-0.68%		-0.68%		-0.73%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)		1.25%		2.00%		1.25%		1.00%

(1)
The Advisor has contractually agreed to limit the Global Fund’s Class A, Class C, Class E and Class I annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A and Class E, 2.00% for Class C, and 1.00% for Class I as percentages of the respective Fund classes’ average daily net assets through January 31, 2014 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Global Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary Section	-1-	Brandes Global Equity Fund

Table of Contents - Equity Prospectus

	1 Year	3 Years	5 Years	10 Years
Class A	$695	$1,084	$1,498	$2,647
Class C	$303	$768	$1,359	$2,962
Class E	$127	$540	$979	$2,199
Class I	$102	$474	$870	$1,980

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$203	$768	$1,359	$2,962

Portfolio Turnover
The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.00% of the average value of its portfolio.

Principal Investment Strategies
The Global Fund invests principally in common and preferred stocks of U.S. and foreign companies.  These companies generally have market capitalizations (market value of publicly traded securities) greater than $1 billion.  A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.  Under normal market conditions, the Global Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of issuers located in at least three countries, one of which may be the United States.  Equity securities include common and preferred stocks, warrants and rights.  Up to 30% of the Global Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets.

Brandes Investment Partners, L.P., the Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Global Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings power, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor or the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Global Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Global Fund.  You could lose money on your investment in the Global Fund, or the Global Fund could underperform other investments.  Principal risks of the Global Fund are as follows:

•	Stock Risks – The values of the Global Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Foreign Securities and Emerging Markets Risks – In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

Summary Section	-2-	Brandes Global Equity Fund

Table of Contents - Equity Prospectus

•
Currency Risks – Because the Global Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Value Securities Risks – The Global Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risks – In managing the Global Fund, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The following performance information shows you how the Global Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Global Fund will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

Brandes Global Equity Fund
Year-by-Year Total Returns as of December 31, 2012
for Class I Shares

Summary Section	-3-	Brandes Global Equity Fund

Table of Contents - Equity Prospectus

Best Quarter	Q2	2009	18.38%
Worst Quarter	Q3	2011	-16.18%

Brandes Global Equity Fund
Average Annual Total Returns
For periods ending December 31, 2012
Brandes Global Equity Fund	1 Year	Since Inception (October 6, 2008)
Class A Shares – Return Before Taxes	4.96%	3.75%
Class C Shares – Return Before Taxes	11.60%	5.39%
Class E Shares – Return Before Taxes	11.31%	5.21%
Class I Shares – Return Before Taxes	11.60%	5.39%
Return After Taxes on Distributions	11.13%	4.78%
Return After Taxes on Distributions and Sale of Fund Shares	8.75%	4.75%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	15.83%	7.72%

Class E and Class I shares commenced operations on October 6, 2008.  Class A shares commenced operations on January 31, 2011, but prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares adjusted to reflect Class A expenses.  Class C shares commenced operations on January 31, 2013.  Performance shown prior to the inception of Class C shares reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Management
Investment Advisor.  Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Jim Brown, CFA	Direct, Investments and Global Large Cap Investment Committee Voting Member	2008
Brent Fredberg	Director, Investments and Global Large Cap Investment Committee Voting Member	2008
Ted Kim, CFA	Director, Investments and Global Large Cap Investment Committee Voting Member	2013
Kenneth Little, CFA	Managing Director, Investments and Global Large Cap Investment Committee Voting Member	2013
Brian Matthews, CFA	Senior Analyst and Global Large Cap Investment Committee Voting Member	2013

Summary Section	-4-	Brandes Global Equity Fund

Table of Contents - Equity Prospectus

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A, C and E
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$1,000,000	$500

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-5-	Brandes Global Equity Fund

Table of Contents - Equity Prospectus

SUMMARY SECTION

Brandes International Equity Fund

Investment Objective
The Brandes International Equity Fund (the “International Equity Fund”), formerly named the Brandes Institutional International Equity Fund, seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled “Shareholder Information” on page 38 of the Prospectus and “Additional Purchase and Redemption Information” on page B-77 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class E		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None		None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None		None
*Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
# A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class E		Class I
Management Fees		1.00%		1.00%		1.00%		1.00%
Distribution (12b-1) Fees		0.25%		0.75%		None		None
Other Expenses
Shareholder Servicing Fees	None		0.25%		0.25%		None
Other Expenses	0.20%		0.20%		0.20%		0.25%
Total Other Expenses		0.20%		0.45%		0.45%		0.25%

Total Annual Fund Operating Expenses		1.45%		2.20%		1.45%		1.25%
Less: Fee Waiver and/or Expense Reimbursement		-0.15%		-0.15%		-0.15%		-0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)		1.30%		2.05%		1.30%		1.05%

(1)
The Advisor has contractually agreed to limit the International Equity Fund’s Class A, Class C, Class E, and Class I annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.30% for Class A and Class E, 2.05% for Class C and 1.05% for Class I, as percentages of the  respective Fund classes’ average daily net assets through January 31, 2014 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Summary Section	-6-	Brandes International Equity Fund

Table of Contents - Equity Prospectus

Example
This Example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$700	$993	$1,308	$2,198
Class C	$308	$674	$1,166	$2,522
Class E	$132	$444	$778	$1,722
Class I	$107	$377	$667	$1,494

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$208	$674	$1,166	$2,522

Portfolio Turnover
The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.47% of the average value of its portfolio.

Principal Investment Strategies
The International Equity Fund invests principally in common and preferred stocks of foreign companies.  These companies generally have market capitalizations (market value of publicly traded securities) greater than $1 billion.  A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.  Under normal market conditions, the International Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of issuers located in at least three countries outside the United States.  Equity securities include common and preferred stocks, warrants and rights.  Up to 30% of the International Equity Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets.

Brandes Investment Partners, L.P., the Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the International Equity Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings power, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Summary Section	-7-	Brandes International Equity Fund

Table of Contents - Equity Prospectus

Principal Investment Risks
Because the values of the International Equity Fund’s investments will fluctuate with market conditions, so will the value of your investment in the International Equity Fund.  You could lose money on your investment in the International Equity Fund, or the International Equity Fund could underperform other investments.  Principal risks of the International Equity Fund are as follows:

•	Stock Risks – The values of the International Equity Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Foreign Securities and Emerging Markets Risks – In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International Equity Fund invests.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

•
Currency Risks – Because the International Equity Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Value Securities Risks – The International Equity Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risks – In managing the International Equity Fund, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Summary Section	-8-	Brandes International Equity Fund

Table of Contents - Equity Prospectus

Performance
The following performance information shows you how the International Equity Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the International Equity Fund will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

Brandes International Equity Fund
Year-by-Year Total Returns as of December 31, 2012
for Class I Shares

Best Quarter	Q2	2003	25.52%
Worst Quarter	Q3	2002	-20.72%

Brandes International Equity Fund
Average Annual Total Returns
For periods ending December 31, 2012
Brandes International Equity Fund	1 Year	5 Years	10 Years	Since Inception
Class A Shares – Return Before Taxes	4.54%	-6.32%	7.17%	7.61%
Class C Shares – Return Before Taxes	11.25%	-5.04%	8.04%	8.25%
Class E Shares – Return Before Taxes	11.18%	-5.12%	7.86%	2.18%
Class I Shares – Return Before Taxes	11.25%	-5.04%	8.04%	8.25%
Return After Taxes on Distributions	11.07%	-5.35%	7.23%	6.82%
Return After Taxes on Distributions and Sale of Fund Shares	8.49%	-3.93%	7.33%	6.96%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	17.32%	-3.69%	8.21%	4.21%

The International Equity Fund commenced operations in 1997.  Prior to October 6, 2008, the International Equity Fund had only one class of shares (currently designated as Class I Shares).  Class E shares commenced operations on October 6, 2008.  Performance shown prior to the inception of Class E shares reflects the performance of Class I shares adjusted to reflect Class E expenses.  Class A shares commenced operations on January 31, 2011, but prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares adjusted to reflect Class A expenses.  Class C shares commenced operations on January 31, 2013.  Performance shown prior to the inception of Class C shares reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Summary Section	-9-	Brandes International Equity Fund

Table of Contents - Equity Prospectus

In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Brent Woods, CFA	Chief Executive Officer and International Large Cap Investment Committee Voting Member	1996
Amelia Morris, CFA	Director, Investments and International Large Cap Investment Committee Voting Member	1998
Shingo Omura, CFA	Senior Analyst and International Large Cap Investment Committee Voting Member	2013
Luiz Sauerbronn	Director, Investments and International Large Cap Investment Committee Voting Member	2013
Jeffrey Germain, CFA	Senior Analyst and International Large Cap Investment Committee Voting Member	2009

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A, C and E
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$1,000,000	$500

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-10-	Brandes International Equity Fund

Table of Contents - Equity Prospectus

SUMMARY SECTION

Brandes Emerging Markets Fund

Investment Objective
The Brandes Emerging Markets Fund (the “Emerging Markets Fund”), formerly named the Brandes Institutional Emerging Markets Fund, seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled “Shareholder Information” on page 38 of the Prospectus and “Additional Purchase and Redemption Information” on page B-77 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None
*Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
# A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.95%		0.95%		0.95%
Distribution (12b-1) Fees		0.25%		0.75%		None
Other Expenses
Shareholder Servicing Fees	None		0.25%		None
Other Expenses	0.40%		0.40%		0.45%
Total Other Expenses		0.40%		0.65%		0.45%

Total Annual Fund Operating Expenses		1.60%		2.35%		1.40%
Less: Fee Waiver and/or Expense Reimbursement		-0.23%		-0.23%		-0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)		1.37%		2.12%		1.12%

(1)
The Advisor has contractually agreed to limit the Emerging Markets Fund’s Class A, Class C and Class I annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.37% for Class A, 2.12% for Class C, and 1.12% for Class I as percentages of the respective Fund classes’ average daily net assets through January 31, 2014 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Summary Section	-11-	Brandes Emerging Markets Fund

Table of Contents - Equity Prospectus

Example
This Example is intended to help you compare the costs of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$706	$1,030	$1,375	$2,348
Class C	$315	$711	$1,235	$2,669
Class I	$114	$416	$739	$1,656

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$215	$711	$1,235	$2,669

Portfolio Turnover
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.59% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located in emerging markets.  These companies may have market capitalizations of any size.  Equity securities include common and preferred stocks, warrants and rights.  Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East.  The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Emerging Markets Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings power, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, if the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Emerging Markets Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Emerging Markets Fund.  You could lose money on your investment in the Emerging Markets Fund, or the Emerging Markets Fund could underperform other investments.  Principal risks of the Emerging Markets Fund are as follows:

•	Stock Risks – The values of the Emerging Markets Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

Summary Section	-12-	Brandes Emerging Markets Fund

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•
Foreign Securities and Emerging Markets Risks – In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Emerging Markets Fund invests.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

•
Currency Risks – Because the Emerging Markets Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Medium and Small-Cap Company Risks – Securities of medium-cap and small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•
Value Securities Risks – The Emerging Markets Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risks – In managing the Emerging Markets Fund, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Summary Section	-13-	Brandes Emerging Markets Fund

Table of Contents - Equity Prospectus

Performance
The following performance information provides some indication of the risks of investing in the Emerging Markets Fund.  The bar chart below illustrates how the Fund’s total returns have varied from year to year.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Emerging Markets Fund will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

Brandes Emerging Markets Fund
Year-by-Year Total Returns as of December 31, 2012
for Class I Shares*

Best Quarter	Q2	2009	43.09%
Worst Quarter	Q4	2008	-26.72%

Brandes Emerging Markets Fund
Average Annual Total Returns
For periods ending December 31, 2012
Brandes Emerging Markets Fund	1 Year	5 Years	10 Years	Since Inception
Class A Shares – Return Before Taxes	11.83%	3.55%	17.63%	8.84%
Class C Shares – Return Before Taxes	18.98%	5.01%	18.55%	9.50%
Class I Shares – Return Before Taxes	18.98%	5.01%	18.55%	9.50%
Return After Taxes on Distributions	18.29%	4.84%	18.45%	9.45%
Return After Taxes on Distributions and Sale of Fund Shares	13.25%	4.32%	17.01%	8.68%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.63%	-0.61%	16.88%	7.81%

Prior to January 31, 2011, the Fund was a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.  Class A and Class I shares commenced operations on January 31, 2011, while Class C shares commenced operations on January 31, 2013.  Prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  The Class I performance information shown for periods prior to January 31, 2011 is that of the private investment fund managed by the Advisor that is the predecessor of the Fund, not adjusted for Fund expenses.  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of the private investment fund shares adjusted to reflect Class A expenses.  Performance shown prior to the inception of Class C shares reflects the performance of the private investment fund for periods prior to January 31, 2011 and the performance of Class I shares for the period from February 1, 2011 to January 30, 2013.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Summary Section	-14-	Brandes Emerging Markets Fund

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Management
Investment Advisor.  Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Al Chan, CFA	Director, Portfolio Management and Emerging Markets Investment Committee Voting Member	2001
Doug Edman, CFA	Director, Investments and Emerging Markets Investment Committee Voting Member	2006
Christopher Garrett, CFA	Institutional Portfolio Manager and Emerging Markets Investment Committee Voting Member	2001
Louis Lau	Senior Analyst and Emerging Markets Investment Committee Voting Member	2007
Greg Rippel, CFA	Senior Analyst and Emerging Markets Investment Committee Voting Member	2004
Gerardo Zamoran, CFA	Director, Investments and Emerging Markets Investment Committee Voting Member	2001

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$1,000,000	$500

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-15-	Brandes Emerging Markets Fund

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SUMMARY SECTION

Brandes International Small Cap Equity Fund

Investment Objective
The Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Small Cap Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled “Shareholder Information” on page 38 of the Prospectus and “Additional Purchase and Redemption Information” on page B-77 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None
*Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
# A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.95%		0.95%		0.95%
Distribution (12b-1) Fees		0.25%		0.75%		None
Other Expenses
Shareholder Servicing Fees	None		0.25%		None
Other Expenses	0.97%		0.97%		1.02%
Total Other Expenses		0.97%		1.22%		1.02%

Total Annual Fund Operating Expenses		2.17%		2.92%		1.97%
Less: Fee Waiver and/or Expense Reimbursement		-0.77%		-0.77%		-0.82%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)		1.40%		2.15%		1.15%

(1)
The Advisor has contractually agreed to limit the International Small Cap Fund’s Class A, Class C and Class I annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.40% for Class A, 2.15% for Class C, and 1.15% for Class I as percentages of the respective Fund classes’ average daily net assets through January 31, 2014 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Summary Section	-16-	Brandes International Small Cap Fund

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Example
This Example is intended to help you compare the costs of investing in the International Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,145	$1,606	$2,877
Class C	$318	$831	$1,470	$3,188
Class I	$117	$539	$986	$2,230

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$218	$831	$1,470	$3,188

Portfolio Turnover
The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the period from February 1, 2012 through September 30, 2012, the Fund’s portfolio turnover rate was 13.55% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the International Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities issued by small capitalization companies located in at least three countries outside of the United States.  The Fund considers a company to be a small capitalization company if it has a market capitalization (market value of publicly traded securities) of $5 billion or less at the time of purchase.  Equity securities include common and preferred stocks, warrants and rights.  An issuer is determined to be located outside the United States on the basis of the issuer’s domicile, principal place of business, primary stock exchange listing, source of revenue or other factors.  Up to 30% of the International Small Cap Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries considered to have emerging securities markets.  With respect to 20% of the Fund’s net assets, the Fund may invest in stocks of companies of any capitalization size.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the International Small Cap Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Summary Section	-17-	Brandes International Small Cap Fund

Table of Contents - Equity Prospectus

Principal Investment Risks
Because the values of the International Small Cap Fund’s investments will fluctuate with market conditions, so will the value of your investment in the International Small Cap Fund.  You could lose money on your investment in the International Small Cap Fund, or the International Small Cap Fund could underperform other investments.  Principal risks of the International Small Cap Fund are as follows:

•	Stock Risks – The values of the International Small Cap Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Medium and Small-Cap Company Risks – Securities of medium-cap and small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•
Foreign Securities and Emerging Markets Risks – In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International Small Cap Fund invests.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

•
Currency Risks – Because the International Small Cap Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Value Securities Risks – The International Small Cap Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risks – In managing the International Small Cap Fund, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Summary Section	-18-	Brandes International Small Cap Fund

Table of Contents - Equity Prospectus

Performance
The following performance information provides some indication of the risks of investing in the International Small Cap Fund.  The bar chart below illustrates how the Fund’s total returns have varied from year to year.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the International Small Cap Fund will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

Brandes International Small Cap Equity Fund
Year-by-Year Total Returns as of December 31, 2012
for Class I Shares

Best Quarter	Q2	2009	46.08%
Worst Quarter	Q4	2008	-21.60%

Brandes International Small Cap Equity Fund
Average Annual Total Returns
For periods ending December 31, 2012
Brandes International Small Cap Equity Fund	1 Year	5 Years	10 Years	Since Inception
Class A Shares – Return Before Taxes	19.04%	5.19%	12.62%	9.81%
Class C Shares – Return Before Taxes	26.46%	6.47%	13.30%	10.21%
Class I Shares – Return Before Taxes	26.46%	6.47%	13.30%	10.21%
Return After Taxes on Distributions	25.84%	6.37%	13.25%	10.18%
Return After Taxes on Distributions and Sale of Fund Shares	17.43%	5.55%	12.00%	9.34%
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses or taxes)	18.55%	-1.26%	12.16%	6.41%

Prior to February 1, 2012, the Fund was a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.  Class A and Class I shares commenced operations on February 1, 2012, while Class C shares commenced operations on January 31, 2013.  Prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  The Class I performance information shown for periods before February 1, 2012 is that of the private investment fund managed by the Advisor that is the predecessor of the Fund, not adjusted for Fund expenses.  Performance shown prior to February 1, 2012 for the Class A shares reflects the performance of the private investment fund shares adjusted to reflect Class A expenses.  Performance shown prior to the inception of Class C shares reflects the performance of the private investment fund for periods prior to February 1, 2012 and the performance of Class I shares for the period from February 1, 2012 to January 30, 2013.

Summary Section	-19-	Brandes International Small Cap Fund

Table of Contents - Equity Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Bob Gallagher, CFA	Director, National Accounts and Small Cap Investment Committee Voting Member	1998
Ralph Birchmeier, CFA	Director, Investments and Small Cap Investment Committee Voting Member	2001
Luiz Sauerbronn	Director, Investments and Small Cap Investment Committee Voting Member	2001
Yingbin Chen, CFA	Director, Investments and Small Cap Investment Committee Voting Member	2001
Mark Costa, CFA	Senior Analyst and Small Cap Investment Committee Voting Member	2010

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$1,000,000	$500

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-20-	Brandes International Small Cap Fund

Table of Contents - Equity Prospectus

INVESTMENT OBJECTIVE, POLICIES AND RISKS

Investment Objectives

The investment objective of each Fund is long-term capital appreciation.  Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.  The Global Fund seeks to achieve its objective by investing principally in a diversified portfolio of equity securities of U.S. and foreign companies.  The International Equity Fund seeks to achieve its objective by investing principally in a diversified portfolio of equity securities of foreign companies.  The Emerging Markets Fund seeks to achieve its objective by investing principally in a diversified portfolio of equity securities of companies located in emerging markets.  The International Small Cap Fund seeks to achieve its objective by investing principally in a diversified portfolio of securities issued by small capitalization companies located outside the United States.

Investment Policies

During the past decade, foreign capital markets have grown significantly.  Today, over half of the world’s equity value is located outside of the United States.  The Advisor believes that significant investment opportunities exist throughout the world.

Global Fund
The Global Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of issuers located in at least three countries, one of which may be the United States.  The Global Fund typically invests in equity securities with market capitalizations (market value of publicly traded securities) greater than $1 billion at the time of purchase.  Equity securities include common and preferred stocks, warrants and rights.  The Global Fund does not invest more than 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging securities markets.  The Fund typically invests no more than 5% of its total assets in any one security measured at the time of purchase.  The Global Fund may not make any change in the Global Fund’s investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities without first providing the Fund’s shareholders with at least 60 days’ prior notice.

The Global Fund may invest in companies located around the world.  With respect to Fund investments in any particular country or industry, the Global Fund typically invests up to the greater of either (a) 20% of total Fund assets measured at the time of purchase, or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International (“MSCI”) World Index measured at the time of purchase.  As of December 31, 2012, the weight of the United States in the MSCI World Index was 52.21%.

International Equity Fund
The International Equity Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of issuers located in at least three countries outside the United States.  Equity securities include common and preferred stocks, warrants and rights.  The International Equity Fund typically invests in foreign companies with market capitalizations (market value of publicly traded securities) greater than $1 billion at the time of purchase.  The International Equity Fund does not invest more than 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging securities markets.  The Fund typically invests no more than 5% of its total assets in any one security measured at the time of purchase.  The International Equity Fund may not make any change in the Fund’s investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities without first providing the International Equity Fund’s shareholders with at least 60 days’ prior notice.

Investment Objectives, Policies & Risks	-21-

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         The International Equity Fund may invest in companies located around the world.  With respect to Fund investments in any particular country or industry, the International Equity Fund may typically invest up to the greater of either (a) 20% of total Fund assets in any particular country or industry, measured at the time of purchase or (b) 150% of the weighting of such country or industry as represented in the MSCI EAFE Index, measured at the time of purchase.

Emerging Markets Fund
The Emerging Markets Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located in emerging markets.  The Emerging Markets Fund may not make any change to this investment policy without first providing the Emerging Markets Fund’s shareholders with at least 60 days’ prior notice.

Equity securities include common and preferred stocks, warrants and rights.  The Emerging Markets Fund may also invest in other investment companies, including exchange-traded funds.  The Fund typically invests no more than 5% of its total assets in any one security measured at the time of purchase.

Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East.  With respect to Fund investments in any particular country or industry, the Emerging Markets Fund may typically invest up to the greater of either (a) 20% of total Fund assets in any particular country or industry, measured at the time of purchase or (b) 150% of the weighting of such country or industry as represented in the MSCI Emerging Markets Index, measured at the time of purchase.

More on the Emerging Market Fund’s Performance. Prior to January 31, 2011, the Advisor managed a private investment fund with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Emerging Markets Fund.  The performance information shown for the Emerging Markets Fund’s Class I and Class C shares for periods before January 31, 2011 is that of the private investment fund and reflects the net expenses of the private investment fund, which were higher than the Emerging Markets Fund’s current net expenses for Class I shares and lower than the current net expenses for Class C shares.  If the private investment fund’s performance had been readjusted to reflect Class I and Class C expenses, the performance of Class I shares would have been higher and the performance of Class C shares would have been lower.  Class C shares commenced operations on January 31, 2013 and the performance shown for Class C shares for the period from February 1, 2011 to January 30, 2013, reflects the performance of Class I shares.  If the performance for this period had been readjusted to reflect Class C expenses, the performance would have been lower.  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of the private investment fund shares adjusted to reflect Class A expenses.  The performance of the private investment fund prior to January 31, 2011 is based on calculations that are different than the standardized method of calculations specified by the Securities and Exchange Commission (the “SEC”).  The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

International Small Cap Fund
The International Small Cap Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small capitalization companies located in at least three countries other than the United States.  Equity securities include common and preferred stocks, warrants and rights.  The Fund considers a company to be a small capitalization company if it has a market capitalization (market value of publicly traded securities) of $5 billion or less measured at the time of purchase.  The Fund may periodically reevaluate and adjust this definition.  The International Small Cap Fund does not invest more than 30% of its total assets, measured at the time of purchase, in securities of companies located in countries considered to have emerging securities markets.  With respect to 20% of the Fund’s net assets, the Fund may invest in stocks of companies of any capitalization size.  The Fund typically invests no more than 5% of its total assets in any one security measured at the time of purchase.  The Fund may not make a change in its investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small capitalization companies without first providing the Fund’s shareholders with at least 60 days prior notice.

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        The International Small Cap Fund generally invests in companies located around the world.  With respect to Fund investments in any particular country or industry, the International Small Cap Fund may typically invest up to the greater of either (a) 20% of total Fund assets in any particular country or industry or (b) 150% of the weighting of such country or industry as represented in the S&P Developed Ex-U.S. Small Cap Index, measured at the time of purchase.

More on the International Small Cap Fund’s Performance. Prior to February 1, 2012, the Advisor managed a private investment fund with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the International Small Cap Fund.  The performance information shown for Class I and Class C shares for periods before February 1, 2012 is that of the private investment fund and reflects the net expenses of the private investment fund, which were lower than the International Small Cap Fund’s current net expenses for Class I and Class C shares.  If the private investment fund’s performance had been readjusted to reflect Class I and Class C expenses, the performance would have been lower and Class C performance would have differed from Class I performance.  Class C shares commenced operations on January 31, 2013 and the performance shown for Class C shares for the period from February 1, 2012 to January 30, 2013 reflects the performance of Class I shares.  If the performance for this period had been readjusted to reflect Class C expenses, the performance would have been lower.  Performance shown prior to February 1, 2012 for the Class A shares reflects the performance of the private investment fund adjusted to reflect Class A expenses.  The performance of the private investment fund prior to February 1, 2012 is based on calculations that are different than the standardized method of calculations presented by the SEC.  The private investment fund was not registered under the 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

All Funds
The Advisor selects stocks for the Funds based on their individual merits and not necessarily on their geographic locations, except that the Emerging Markets Fund principally seeks stocks of companies located in emerging markets countries.  In selecting foreign securities, the Advisor does not attempt to match the security allocations of foreign stock market indices.  Therefore, each Fund’s country weightings may differ significantly from country weightings found in published foreign stock indices.  For example, the Advisor may decide not to invest the Funds’ assets in companies in a country whose stock market, at the time, comprises a large portion of a published foreign stock market index.  At the same time, the Advisor may invest the Funds’ assets in companies in countries whose representation in the index is small or non-existent.

Value Investing
The Advisor applies the Graham and Dodd Value Investing approach to stock selection.  Benjamin Graham is widely regarded as the founder of this approach to investing and a pioneer in modern security analysis.  In his 1934 book Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data.  The Advisor follows this approach, looking at each equity security as though it is a business that is for sale.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.

The Advisor uses fundamental analysis to develop an estimate of intrinsic value, and looks at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry.  This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

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        The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Short-Term Investments
Each Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies.  Short-term cash equivalent securities include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper.  As a result of taking such temporary defensive positions, the Funds may not achieve their investment objectives.

Other Investment Techniques and Restrictions
The Funds will use certain other investment techniques, and have adopted certain investment restrictions, which are described in the Funds’ Statement of Additional Information (“SAI”).  Unlike the Funds’ investment objectives, certain of these investment restrictions are fundamental and may be changed only by a majority vote of each Fund’s outstanding shares.

Principal Risks of Investing in the Funds

The value of your investment in the Funds will fluctuate, which means you could lose money.  You should consider an investment in the Funds as a long-term investment.

Stock Risks
The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may go down over short or even extended periods.  Stocks are more volatile—likely to go up or down in price, sometimes suddenly—and are riskier than some other forms of investment, such as short-term high-grade fixed income securities.  The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Funds.

Foreign Securities Risks
Investments in foreign securities involve certain inherent risks such as fluctuations in currency exchange rates.  However, the Advisor does not believe that currency fluctuation, over the long term, on a group of broadly diversified companies representing a number of currencies and countries, significantly affects portfolio performance.  Because the Advisor searches world-wide for undervalued companies, and is not limited to searching only among U.S. stocks, the Advisor believes that over the long term the benefits of strict value investing apply just as well with an added currency risk as they would without that risk.

Before investing in a Fund, you should also consider the other risks of investing in foreign securities, including political or economic instability in the country of issue and the possible imposition of currency exchange controls or other adverse laws or restrictions.  In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than the prices of securities in U.S. markets.  With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Fund.  Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC’s reporting requirements.  Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies.  Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S.  These factors could make foreign investments, especially those in developing countries, more volatile than U.S. investments.

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        Each Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in particular countries and/or associated with particular industries.  For example, as of December 31, 2012, 25.50% of the International Equity Fund’s assets were invested in Japanese issuers.  During such periods, the International Equity Fund may be more susceptible to risks associated with single economic, political or regulatory occurrences of Japan than more diversified portfolios.

Emerging Markets and Related Risks
The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or any country that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community.  There are currently over 130 such countries, approximately 40 of which currently have investable stock markets.  Those countries generally include every nation in the world except the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand and most nations located in Western Europe.  Currently, investing in many emerging market countries is not feasible or may involve unacceptable risks.  As opportunities to invest in other emerging markets countries develop, the Fund expects to expand and diversify further the countries in which it invests.

Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Further, certain currencies may not be traded internationally.  Certain of these currencies have experienced substantial fluctuations or a steady devaluation relative to the U.S. dollar.  Any fluctuations or devaluations in the currencies in which a Fund’s portfolio securities are denominated may reduce the value of your investment in the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries.  Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position.  Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States.

Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies.  Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions.  Delays in settlement could result in temporary periods when assets which a Fund desires to invest in emerging markets may be uninvested.  Settlement problems in emerging markets countries also could cause a Fund to miss attractive investment opportunities.  Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities.

Investment Objectives, Policies & Risks	-25-

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Currency Risks
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of a Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar.

Value Securities Risks
Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued.  The market value of a portfolio security may not meet the Advisor’s assessment of the future value of that security, or the market value of the security may decline.  There is also a risk that it may take longer than expected for the value of any such investment to rise to the assessed value.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Value Style Risks
In managing the Funds, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused a Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Medium and Small-Cap Company Risks
The Emerging Markets Fund and International Small Cap Fund may invest in the securities of mid-cap and small-cap companies which generally involve greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-cap and small-cap companies usually have more limited marketability.  Because mid-cap and small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of mid-cap and small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-cap and small-cap companies than for larger, more established companies.  Although investing in securities of mid-cap and small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  Securities of mid-cap and small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of mid-cap and small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.  The most recent information about each Fund’s portfolio holdings can be found in its annual or semi-annual or quarterly shareholder report.  For information about receiving this report, see the back cover.

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FUND MANAGEMENT

Each Fund is a series of Brandes Investment Trust, a Delaware statutory trust (the “Trust”).  The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Advisor and other service providers.  The Trust’s officers conduct and supervise its daily business operations.

The Investment Advisor

Brandes Investment Partners, L.P., (the “Advisor”) has been in business, through various predecessor entities, since 1974.  As of December 31, 2012, the Advisor managed approximately $27.2 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  Charles H. Brandes owns a controlling interest in the Advisor’s general partner, Brandes Investment Partners, L.P.  The Advisor’s offices are at 11988 El Camino Real, Suite 600, San Diego, California, 92130.

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Funds, including determining which securities are bought and sold.  The Advisor also provides certain officers for the Trust.  For its services, the Advisor receives a percentage of each Fund’s average daily net assets, payable on a monthly basis from each Fund as shown in the table below.  For the fiscal year ended September 30, 2012, the Advisor received the following net management fees as a percentage of average daily net assets.  The “net” management fee reflects the amount received because the Advisor either waived a portion of its fees or was entitled to recoup a portion of fees previously waived pursuant to the expense cap agreement described below:

Fund	Annual Management Fee	Net Management Fee Received (after waivers or recoupments)
Global Fund	0.80%	0.12%
International Equity Fund	1.00% on average daily net assets under $2.5 billion; 0.90% on average daily net assets from $2.5 billion to $5.0 billion; and 0.80% on average daily net assets greater than $5.0 billion	0.95%
Emerging Markets Fund	0.95%	0.72%
International Small Cap Fund	0.95%	0.12%

The Advisor has signed a contract with the Trust in which the Advisor has agreed to waive management fees and reimburse operating expenses of each Fund through January 31, 2014, to the extent necessary to ensure that the operating expenses of each Class do not exceed the percentage of average daily net assets shown in the table below (the “Expense Caps”).  For this purpose, operating expenses do not include taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.

Expense Caps	Class A	Class C	Class E	Class I
Global Fund	1.25%	2.00%	1.25%	1.00%
International Equity Fund	1.30%	2.05%	1.30%	1.05%
Emerging Markets Fund	1.37%	2.12%	N/A	1.12%
International Small Cap Fund	1.40%	2.15%	N/A	1.15%

A discussion regarding the basis for the Board of Trustees’ approval or re-approval, as the case may be, of the Funds’ investment advisory agreements with the Advisor is available in the Funds’ semi-annual report to shareholders for the period ended March 31, 2012.

Fund Management	-27-	The Investment Advisor

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Portfolio Managers

Each Fund’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Advisor.

Global Fund

All investment decisions for the Global Fund are the responsibility of the Advisor’s Global Large Cap Investment Committee (“Global Large Cap Committee”).  The voting members of the Committee are Jim Brown, Brent Fredberg, Ted Kim, Kenneth Little and Brian Matthews.

The Funds’ SAI provides additional information about the Global Large Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Jim Brown, CFA	Global Fund Since 2008
Jim Brown, CFA
Director, Investments
Jim Brown, is a voting member of the Global Large Cap Committee and a Senior Analyst on the Financials Team at Brandes Investment Partners, L.P.  In addition, Mr. Brown works with the Quant Team to provide timely stock screening tools to research team leaders.  Previously, he was Team Leader on the Financial Institutions Research Team for 10 years and Team Leader on the Utilities Team for 5 years.  Before joining Brandes, Mr. Brown was a Senior Vice President with a major national banking organization where he served in various capacities, including Senior Portfolio Manager, Regional Director of investments and head of Texas private banking.  His professional experience also includes 10 years as an Air Force pilot and 10 years as an Investment Consultant with a large Wall Street firm.  Mr. Brown earned his BS from the United States Air Force Academy and his MBA from Harvard Business School.  He has 28 years of investment experience.

Director, Investments, Brandes Investment Partners 2004-Present
Senior Research Analyst, Brandes Investment Partners  1996-2004

Brent Fredberg	Global Fund Since 2008
Brent Fredberg
Director, Investments
Brent Fredberg, is a Senior Research Analyst and a voting member of the firm’s Global Large Cap Committee at Brandes Investment Partners, L.P.  He leads the firm’s research efforts in the technology and health sectors and performs research on companies in the technology and consumer durables Industries.  Before joining Brandes, Mr. Fredberg worked for Raytheon/Amana Appliances as a Financial Analyst and Controller.  He earned his MBA with distinction from Northwestern University’s Kellogg Graduate School of Management and his BS in finance with distinction from the University of Iowa.  Mr. Fredberg is a CPA (inactive) and CMA (inactive) with 18 years of finance and investment experience.

Director, Investments, Brandes Investment Partners 2010-Present
Senior Research Analyst, Brandes Investment Partners 2003-2010
Analyst, Brandes Investment Partners 1999-2003

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Ted Kim, CFA	Global Fund Since 2013
Ted Kim, CFA
Director, Investments
Ted Kim, leads the firm’s research efforts in the industrials sector at Brandes Investment Partners, L.P. and performs research on companies in the automotive and capital goods sectors.  In addition, he is a voting member of the Global Large Cap Committee and Mid Cap Investment Committee.  Before joining Brandes, Mr. Kim worked as a Product and Manufacturing Engineer at a major U.S. automobile company.  He earned his MBA from the Kellogg Graduate School of Management at Northwestern University.  Mr. Kim has an MS in system design and management and a BS in mechanical engineering, both from the Massachusetts Institute of Technology.  He has 5 years of automotive industry experience and 12 years of investment experience.

Senior Analyst, Brandes Investment Partners 2005-Present
Research Analyst, Brandes Investment Partners 2000-2005

Kenneth Little, CFA	Global Fund Since 2013
Kenneth Little
Managing Director, Investments
Ken Little, serves as Managing Director, Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees.  In addition, he is a voting member of the firm’s Global Large Cap Committee and leads the firm’s research efforts in the basic materials and utilities sectors.  Mr. Little is also a member of the firm’s Corporate Governance Committee, which establishes proxy voting policies and provides assistance to the firm’s research teams and investment committees on controversial corporate governance issues.  Before joining Brandes, Mr. Little worked as a Senior Accountant with KPMG.  He earned his MBA from the Fuqua School of Business at Duke University and his BS in accounting from the University of La Verne.  Mr. Little is a Certified Public Accountant and a member of the CFA Society of San Diego.  He has 16 years of investment experience.

Research Director, Investments, Brandes Investment Partners 2011-Present
Senior Analyst, Brandes Investment Partners 2004-2011
Portfolio Manager, Brandes Investment Partners 1996-2004

Brian Matthews, CFA	Global Fund Since 2013
Brian Matthews
Senior Analyst
Brian Matthews is a Senior Analyst on the global Telecommunications and Media Team at Brandes Investment Partners, L.P.  In addition, he is a voting member of the Global Large Cap Committee.  Before joining Brandes, he worked as an Investment Banking Analyst at Merrill Lynch where he covered telecommunications equipment companies.  Mr. Matthews earned his BS summa cum laude with concentrations in finance and management from the Wharton School at the University of Pennsylvania.  He is a member of the CFA Society of San Diego and has 12 years of investment experience.

Senior Analyst, Brandes Investment Partners 2010-Present
Analyst, Brandes Investment Partners 2005-2010
Senior Research Associate, Brandes Investment Partners 2004-2005
Research Associate, Brandes Investment Partners 2002-2004

Fund Management	-29-	Portfolio Managers

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International Equity Fund

All investment decisions for the International Equity Fund are the responsibility of the Advisor’s International Large Cap Investment Committee (“International Large Cap Committee”).  The voting members of the Committee are Brent V. Woods, Amelia Maccoun Morris, Jeffrey Germain, Shingo Omura and Luiz Sauerbronn.

The Funds’ SAI provides additional information about the International Large Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Brent Woods, CFA	International Equity Fund Since 1996
Brent V. Woods, CFA
Chief Executive Officer
Brent Woods, a limited partner of the firm’s parent company, serves as Chief Executive Officer and is a member of the firm’s Executive Committee at Brandes Investment Partners, L.P., contributing to strategic decisions and guiding the firm toward its vision and objectives.  Mr. Woods previously served as Managing Director, Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees.  In addition, he is a voting member of the International Large Cap Investment Committee.  Mr. Woods earned his JD cum laude from Harvard Law School, his master’s degree in international studies from St. John’s College at Cambridge University, England, and his AB Phi Beta Kappa from Princeton University.  He joined the firm in 1995 and has 17 years of investment experience.

Chief Executive Officer, Brandes Investment Partners 2013-Present
Managing Director, Investments, Brandes Investment Partners 2002-2013
Managing Partner, Brandes Investment Partners 1998-2002

Amelia Morris, CFA	International Equity Fund Since 1998
Amelia Maccoun Morris, CFA
Director, Investments
Amelia Morris, is responsible for overseeing and directing equity research activities in the consumer sector at Brandes Investment Partners, L.P.  She is responsible for coverage of European retail and telecommunications services.  In addition, Ms. Morris contributes to the investment process as a voting member of the International Large Cap Committee.  She has been a voting member of the firm’s Emerging Markets Investment Committee, the Investment Oversight Committee and the Brandes Institute.  She earned her MBA from the University of Chicago, and graduated Phi Beta Kappa and cum laude with a degree in economics from the University of California, Davis.  Ms. Morris has 25 years of investment experience.

Director, Investments, Brandes Investment Partners 2004-Present
Senior Research Analyst, Brandes Investment Partners 1998-2004

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Shingo Omura, CFA	International Equity Fund Since 2013
Shingo Omura
Senior Analyst
Shingo Omura is a Senior Analyst on the Technology and Health Research Team at Brandes Investment Partners, L.P.  He is also a member of the Product Coordination Team for the International Large Cap Committee, serving as the primary Product Coordinator for the Japan Equity product.  In addition, Mr. Omura is a member of the firm’s Corporate Governance Committee which establishes proxy voting policies and provides assistance to the firm’s research teams and investment committees on controversial corporate governance issues.  Before joining Brandes, he worked as a sell-side research analyst (as a member of both the Basic Materials and Utilities Teams) in Japan.  Mr. Omura earned his MBA from the Haas School of Business at the University of California, Berkeley, and his BA in economics from Keio University in Tokyo, Japan.  He has 11 years of finance and investment experience.

Senior Analyst, Brandes Investment Partners 2010-Present
Analyst, Brandes Investment Partners 2005-2010

Luiz Sauerbronn	International Equity Fund Since 2013
Luiz Sauerbronn
Director, Investments
Luiz Sauerbronn, a limited partner of the firm’s parent company, is a Senior Analyst on the Industrials Research Team and a voting member of the firm’s International Large Cap and Small Cap Investment Committees at Brandes Investment Partners, L.P.  He is responsible for fundamental research on companies in the engineering, electrical equipment, construction and building materials industries on a global basis. Mr. Sauerbronn is also a member of the firm’s Corporate Governance Committee, which establishes proxy voting policies and provides assistance to the firm’s research teams and investment committees on controversial corporate governance issues.  Before joining Brandes, Mr. Sauerbronn worked for the private equity group of JPMorgan and as the Manager of the Mergers and Acquisitions Advisory Team of Banco Brascan (part of Brookfield Asset Management) in Brazil.  Prior to that, he worked with strategic planning for Royal Dutch Shell.  He earned his MBA from the Haas School of Business at the University of California, Berkeley, and his BS in economics from the Federal University of Rio de Janeiro.  Mr. Sauerbronn has 17 years of finance and investment experience.

Director, Investments, Brandes Investment Partners 2009-Present
Senior Research Analyst, Brandes Investment Partners 2006-2009
Research Analyst, Brandes Investment Partners 2001-2006

Jeffrey Germain, CFA	International Equity Fund Since 2009
Jeffrey Germain
Senior Analyst
Jeffrey Germain is a Senior Analyst on the Basic Materials Team at Brandes Investment Partners, L.P.  He is also a voting member of the International Large Cap Committee. Before joining Brandes, he was a Financial Analyst for a division of Harcourt.  Prior to that position, he managed the financial and operational functions for a family business in the travel industry.  Mr. Germain earned his BS in business administration with a concentration in finance from the University of North Carolina at Chapel Hill.  He has 11 years of investment experience.

Senior Analyst, Brandes Investment Partners 2010-Present
Research Analyst, Brandes Investment Partners 2005-2010
Senior Research Associate, Brandes Investment Partners 2004-2005
Research Associate, Brandes Investment Partners 2001-2004

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Emerging Markets Fund

All investment decisions for the Emerging Markets Fund are the responsibility of the Advisor’s Emerging Markets Investment Committee (“Emerging Markets Committee”).  The voting members of the Committee are Alphonse H.L. Chan, Jr., Douglas C. Edman, Christopher J. Garrett, Louis Y. Lau, Greg Rippel and Gerardo Zamorano.

The Funds’ SAI provides additional information about the Emerging Markets Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Al Chan	Emerging Markets Fund and its predecessor private investment fund since 2001
Alphonse H.L. Chan, Jr., CFA
Director, Portfolio Management
Al Chan manages the Portfolio Management Group at Brandes Investment Partners, L.P., which oversees the implementation of the firm’s investment strategy across all institutional portfolios, private client portfolios and separately managed account programs.  He is also a voting member of the firm’s Emerging Markets Committee.   Previously, Mr. Chan served as an Analyst, Portfolio Manager, Product Coordinator and Portfolio Management Team Leader.  Before joining Brandes, he was a Senior Financial Analyst in the corporate treasury department for Bank of America. Mr. Chan also worked as a Compliance Examiner for the National Association of Securities Dealers.  He earned his BA in economics from the University of California, Los Angeles, and his MBA from the University of California, Irvine.  Mr. Chan has 26 years of investment experience.

Director, Portfolio Management, Brandes Investment Partners 2012-Present
Director-Private Client Portfolio Management, Brandes Investment Partners 2006-2012
Portfolio Manager, Brandes Investment Partners 1998-2006
Associate Portfolio Manager, Brandes Investment Partners 1994-1998

Doug Edman	Emerging Markets Fund and its predecessor private investment fund since 2006
Douglas C. Edman, CFA
Director, Investments
Doug Edman, is a Senior Analyst and a voting member of the Emerging Markets Committee at Brandes Investment Partners, L.P.  He performs research in the oil & gas industry.  Before joining Brandes, Mr. Edman worked for Goldman Sachs as a Credit Analyst where he managed the credit rating agency relationships and commercial paper programs for clients in the energy and telecommunications industries.  He also worked for Chevron as a Project Engineer and was responsible for the design and construction of oil field processing facilities. Mr. Edman earned his MBA in finance from the Wharton Business School at the University of Pennsylvania.  He graduated from the University of Southern California with a BS in chemical engineering. Mr. Edman is a member of the CFA Society of San Diego and has 22 years of investment experience

Director, Investments, Brandes Investment Partners 2004-Present
Senior Analyst, Brandes Investment Partners 2000-2004
Portfolio Manager, Brandes Investment Partners 1995-2000

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Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Christopher Garrett	Emerging Markets Fund and its predecessor private investment fund since 2001
Christopher J. Garrett, CFA
Institutional Portfolio Manager
Chris Garrett is an Institutional Portfolio Manager with Brandes Investment Partners, L.P.’s Singapore affiliate, Brandes Investment Partners (Asia) Pte. Ltd.  Prior to moving to Singapore, Mr. Garrett was an Institutional Portfolio Manager in the firm’s San Diego office.  He is a member of the Product Coordination team for the firm’s Emerging Market portfolios.  In addition, Mr. Garrett continues to serve as a member of Emerging Markets Investment Committee.  Before joining Brandes, Mr. Garrett worked as a Portfolio Manager/Analyst for Dupont Capital Management and a Corporate Loan Officer for both First Interstate Bank of California and City National Bank.  He earned his MBA from Columbia University’s Columbia Business School and his BS in finance from Arizona State University.  Mr. Garrett has 20 years of finance and investment experience.

Institutional Portfolio Manager, Brandes Investment Partners (Asia) Pte. Ltd., 2012-Present
Institutional Portfolio Manager, Brandes Investment Partners 2007-2012
Portfolio Manager/Analyst, Brandes Investment Partners 2000-2007

Louis Lau	Emerging Markets Fund and its predecessor private investment fund since 2007
Louis Y. Lau
Senior Analyst
Louis Lau is a Senior Analyst on the Financial Institutions Research Team at Brandes Investment Partners, L.P. In addition, he is a voting member of the Emerging Markets Investment Committee and serves as a Product Coordinator for the Emerging Markets Portfolio. Before joining Brandes, Mr. Lau worked in investment banking and equity capital markets for Goldman Sachs. He earned his MBA with honors in finance and accounting from the Wharton School at the University of Pennsylvania. He served as Director of Research and Portfolio Manager of the Wharton Investment Management Fund, a student–run, U.S. small-cap value fund. Mr. Lau earned his BBA in finance with merit from the National University of Singapore and attended the University of Michigan (Ann Arbor) and New York University. He has 14 years of finance and investment experience.

Senior Analyst, Brandes Investment Partners 2009-Present
Analyst, Brandes Investment Partners 2004-2009

Greg Rippel	Emerging Markets Fund and its predecessor private investment fund since 2004
Greg Rippel, CFA
Senior Analyst
Greg Rippel is a Senior Analyst on the Consumer Products Team and is responsible for fundamental research on companies in several consumer-related industries at Brandes Investment Partners, L.P.  He is also a voting member of the firm’s Emerging Markets Committee.  Before joining Brandes, Mr. Rippel worked as an Underwriter at Greyrock Capital, a subsidiary of Bank of America and as a Senior Associate for Coopers & Lybrand.  He earned his MBA from the McCombs School of Business at the University of Texas at Austin and his BA in business economics from the University of California, Santa Barbara.  Mr. Rippel is a Certified Public Accountant (inactive) and has 17 years of accounting, finance and investment experience.

Senior Analyst, Brandes Investment Partners 2006-Present
Analyst, Brandes Investment Partners 2001-2006

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Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Gerardo Zamorano	Emerging Markets Fund and its predecessor private investment fund since 2001
Gerardo Zamorano, CFA
Director, Investments
Gerardo Zamorano, leads the firm’s research efforts in the telecommunications sector at Brandes Investment Partners, L.P.  He is also a member of the Emerging Markets Committee.  Before joining Brandes, Mr. Zamorano worked for the International Finance Corporation, part of the World Bank Group, as an Assistant Investment Officer in the Latin America Department.  He graduated magna cum laude, earning his BSE from the Wharton School of Business of the University of Pennsylvania and his MBA from the Kellogg Graduate School of Management of Northwestern University.  He has 16 years of investment experience.

Director, Investments, Brandes Investment Partners 2010-Present
Senior Analyst, Brandes Investment Partners 2004-2010
Analyst, Brandes Investment Partners 1999-2004

International Small Cap Fund

All investment decisions for the International Small Cap Fund are the responsibility of the Advisor’s Small Cap Investment Committee (“Small Cap Committee”).  The voting members of the Small Cap Committee are Robert J. Gallagher, Ralph Birchmeier, Luiz G. Sauerbronn, Yingbin Chen, and Mark Costa.

The Funds’ SAI provides additional information about the Small Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Robert J. Gallagher	International Small Cap Fund and its predecessor private investment fund since 1998
Robert J. Gallagher, CFA
Director, National Accounts
Bob Gallagher is the Director of National Accounts at Brandes Investment Partners, L.P.  He is also a Senior Portfolio Manager and a voting member of the Small Cap Committee.  Before joining Brandes, Mr. Gallagher was an Officer of the international corporate and project finance department at Union Bank and the Bank of Tokyo Group.  He has an extensive background in international project finance, corporate finance and financial analysis.  He earned his BS in economics and his MBA in finance, both from the University of California, Irvine.  He has 25 years of investment experience.

Director, National Accounts, Brandes Investment Partners 2011-Present
Director, Mutual Fund Portfolio Management, Brandes Investment Partners 2004-2011
Private Client Group Coordinator & Portfolio Manager, Brandes Investment Partners 1998-2003

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Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Ralph Birchmeier	International Small Cap Fund and its predecessor private investment fund since 2001
Ralph Birchmeier, CFA
Director, Investments
Ralph Birchmeier is a Senior Research Analyst on the Financials Team after having spent four years on the Basic Materials Team at Brandes Investment Partners, L.P.  He leads the firm’s research efforts in the financial institutions sector and performs research on various areas within the global financial services industry with an emphasis on insurance companies.  He is also a voting member of the Small Cap Committee.  Before joining Brandes, Mr. Birchmeier worked as a Portfolio Analyst at First Quadrant L.P., an investment counseling firm.  He also worked as a CPA at Arthur Andersen in the commercial audit division.  Mr. Birchmeier earned his BS in accounting from Loyola Marymount University and his MBA with an emphasis in finance with honors from Columbia University.  He is a member of the New York Society of Securities Analysts and has 18 years of accounting and investment experience.

Director, Investments, Brandes Investment Partners 2006-Present
Senior Research Analyst, Brandes Investment Partners 2004-2005
Analyst, Brandes Investment Partners 1999-2004

Luiz G. Sauerbronn	International Small Cap Fund and its predecessor private investment fund since 2001
Luiz G. Sauerbronn
Director, Investments
Luiz Sauerbronn, is a Senior Analyst on the Industrials Research Team and a voting member of the firm’s International Large Cap and Small Cap Committees at Brandes Investment Partners, L.P.  He is responsible for fundamental research on companies in the engineering, electrical equipment, construction and building materials industries on a global basis.  Mr. Sauerbronn is also a member of the firm’s Corporate Governance Committee, which establishes proxy voting policies and provides assistance to the firm’s research teams and investment committees on controversial corporate governance issues.  Before joining Brandes, Mr. Sauerbronn worked for the private equity group of JPMorgan and as the Manager of the Mergers and Acquisitions Advisory Team of Banco Brascan (part of Brookfield Asset Management) in Brazil.  Prior to that, he worked with strategic planning for Royal Dutch Shell.  He earned his MBA from the Haas School of Business at the University of California, Berkeley, and his BS in economics from the Federal University of Rio de Janeiro.  Mr. Sauerbronn has 17 years of finance and investment experience.

Director, Investments, Brandes Investment Partners  2009-Present
Senior Research Analyst, Brandes Investment Partners 2006-2009
Research Analyst, Brandes Investment Partners 2001-2006

Yingbin Chen	International Small Cap Fund and its predecessor private investment fund since 2001
Yingbin Chen, CFA
Director, Investments
Yingbin Chen,  is a Senior Analyst responsible for research in the technology area at Brandes Investment Partners, L.P.  She is also a voting member of the Small Cap Committee.  Before joining Brandes, Ms. Chen worked for a major U.S. money center bank as a Technology Officer and a major U.S. technology company as a Technology Consultant.  She earned her IMBA (International MBA) with high honors from the University of Chicago Booth School of Business and her MS in electrical engineering from Johns Hopkins University.  Ms. Chen has six years of technology industry experience and 11 years of investment experience.

Director, Investments, Brandes Investment Partners 2012-Present
Senior Research Analyst, Brandes Investment Partners 2006-2012
Research Analyst, Brandes Investment Partners 2001-2006

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Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Mark Costa	International Small Cap Fund and its predecessor private investment fund since 2010
Mark Costa, CFA
Senior Analyst
Mark Costa is a Senior Analyst on the Industrials Team at Brandes Investment Partners, L.P.  He also is a voting member of the Small Cap Committee.  He is responsible for fundamental research on companies in the residential construction, diversified industrial and aerospace & defense sectors.  Mr. Costa earned his BS in finance with distinction from San Diego State University.  He is a member of the CFA Society of San Diego and has 12 years of investment experience.

Senior Research Analyst, Brandes Investment Partners 2011-Present
Research Analyst, Brandes Investment Partners 2006-2011
Senior Research Associate, Brandes Investment Partners 2004-2006
Research Associate, Brandes Investment Partners 2001-2004

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Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the Funds’ administrator, fund accountant and transfer and dividend disbursing agent.  Quasar Distributors, LLC (the “Distributor”), an affiliate of the Transfer Agent, is the Funds’ distributor.  Their address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

State Street Bank and Trust Company is the custodian of the Funds’ assets and employs foreign sub-custodians to provide custody of the Funds’ foreign assets.  Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

The SAI has more information about the Advisor and the Funds’ other service providers.

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SHAREHOLDER INFORMATION

Description of Classes

The Global Fund and the International Equity Fund offer four classes of shares – Class A, Class C, Class E and Class I shares.  The Emerging Markets Fund and the International Small Cap Fund offer three classes of shares – Class A, Class C and Class I shares,

The following table lists the key features of the Funds’ classes.

	Class A	Class C	Class E	Class I
Eligible Shareholders	Retail	Retail	Accounts maintained through financial intermediaries.
Proprietary accounts of institutional investors such as
• financial institutions,
• pension plans,
• retirement accounts,
• qualified plans and
• certain corporations, trusts, estates, religious
   and charitable organizations.

Minimum Initial Investment	$2,500	$2,500	$2,500	$1,000,000
Subsequent Minimum Investment	$500	$500	$500	$500
Waiver/ Reduction of Investment Minimum	None	None	None
The Advisor may waive the minimum investment for financial intermediaries and other institutions making continuing investments in the Funds on behalf of underlying investors and from time to time for other investors, including retirement plans and employees of the Advisor.

Initial Sales Charge	5.75%	None	None	None
Contingent Deferred Sales Charge	None*	1.00%*	None	None
Redemption Fee	None	None	None	None
Ongoing Distribution (12b-1) Fees	0.25%	0.75%	None	None
Ongoing Shareholder Service Fees	None	0.25%	0.25%	None
Conversion Feature
Subject to the Advisor’s approval, if investors currently holding Class A, Class C or Class E shares meet the criteria for eligible investors and would like to convert to Class I shares, there are no tax consequences.  To inquire about converting your Class A, C or E shares to Class I shares, please call 1-800-395-3807.
				None
*A charge of 1.00% may be imposed on ClassA shares redeemed within one year of purchase by certain investors who did not pay any initial sales charge.  A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

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Class A Shares

Class A shares of each Fund are retail shares that require you to pay a front-end sales charge when you invest in that Fund, unless you qualify for a reduction or waiver of the sales charge.  The sales charge you pay each time you purchase Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases or other reasons, as indicated below.  The “offering price” you pay for Class A shares includes any applicable front-end sales charge, which is deducted directly from your investment.  It is your responsibility to provide adequate documentation of your eligibility for a reduction or waiver of the sales charge in order to receive it.

Redemptions of Class A shares of a Fund purchased without the imposition of an initial sales charge may be assessed a contingent deferred sales charge if the Fund paid a commission in connection with the purchase of shares and the shares are redeemed within one year of purchase.  For example, the charge would apply in connection with redemptions of shares made within one year of purchase pursuant to the sales charge waiver for purchases of $1 million or more of Fund shares.  Ask your intermediary or, if you are not working with an intermediary, the Fund’s transfer agent, to determine whether a commission was paid in connection with your purchase of shares, and thus whether you may be assessed a contingent deferred sales charge.  This charge is based on the lesser of the original purchase cost or the current market value of the shares being sold.

The sales charge for Class A shares is calculated as follows:

Amount of Purchase	Front End Sales Charge as a percentage of Offering Price*	Front End Sales Charge as a percentage of the Amount Invested	Dealer Commission as a percentage of Offering Price
Less than $25,000	5.75%	6.10%	5.75%
$25,000 or more but less than $50,000	5.00%	5.26%	5.00%
$50,000 or more but less than $100,000	4.50%	4.71%	4.50%
$100,000 or more but less than $250,000	3.50%	3.63%	3.50%
$250,000 or more but less than $500,000	2.50%	2.56%	2.50%
$500,000 or more but less than $750,000	2.00%	2.04%	2.00%
$750,000 or more but less than $1,000,000	1.50%	1.52%	1.50%
$1 million or more and certain other investments described below	None*	None*	See below
*
Each Fund may assess a contingent deferred sales charge (“CDSC”) of 1.00% on the lesser of the original purchase cost or the current market value of the shares being sold on certain redemptions of Class A Shares within one year of purchase.

The sales charge you pay may be higher or lower than the percentages described in the table above due to rounding.  This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria.  The impact of rounding may vary with the size of the investment and the net asset value of the shares.

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Any redemption in circumstances where a contingent deferred sales charge may be payable will be made first from shares where no such charge is payable.

Class A Share Purchases Not Subject to Initial or Contingent Sales Charges

There are a number of ways you may reduce or eliminate sales charges.  For purposes of these features, your family consists of your spouse – or equivalent if recognized under local law – and your children under the age of 21.  The Advisor may pay dealers a commission of up to 1% on investments made in Class A shares with no sales charge.  Please see the Statement of Additional Information for more information.  You may also call your financial representative or contact the Fund at (800) 395-3807.  Information about the Fund’s sales charges also is available free of charge on the Fund’s website at www.brandesfunds.com.

Front End and Contingent Deferred Sales Charge Reductions

The following investors and investments are not subject to an initial sales charge and, to the extent that the Fund did not pay a commission in connection with the investment, to a contingent deferred sales charge, if determined to be eligible by the Fund or its designee:

•	Retirement plans offered through financial intermediaries or other service providers that have entered into arrangements with the Fund for such purchases.

•
Customers of bank trust departments, companies with trust powers, investment broker dealers and investment advisers who charge fees for services, including investment broker dealers who use wrap fee or similar arrangements and have entered into special arrangements with the Fund specifically for such purchases.

•	Customers participating in fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries.

•
Investors purchasing through financial intermediaries that offer Class A Shares uniformly on a “no load” basis to all similarly situated customers in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares.

•
Customers purchasing through self-directed investment brokerage accounts that may or may not charge a transaction fee to customers, where the broker-dealer has entered into arrangements with the Fund for such purchases.

•
Insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners and has entered into arrangements with the Fund for such purchases.

•	Endowments or foundations that have entered into arrangements with the Fund for such purchases.

•	Investors making rollover investments from retirement plans to IRAs.

•	Certain other investors and members of their immediate families, such as employees of investment dealers and registered investment advisers authorized to sell the Funds.

•	An officer, Trustee, Director or employee of the Advisor, the Fund’s Custodian Bank or Transfer Agent and members of his or her family.

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Front End Sales Charge Reductions

You may be able to reduce the front end sales charges payable on your purchases of shares as follows:

•
Aggregation – You may be able to aggregate your purchases of Fund shares with those made by members of your family for purposes of relying on the sales charge breakpoints set forth above.  This right may only be available with respect to certain types of accounts.  For example, investments made through employer-sponsored retirement plan accounts may not be aggregated with investments made through individual-type accounts.

•
Concurrent Purchases – You may be able to combine your purchases of Fund shares with those made simultaneously by members of your family for purposes of relying on the sales charge breakpoints set forth above.

•
Rights of Accumulation – You may take into account your accumulated holdings and those of your family members in any of the Brandes Funds’ Class A shares for purposes of relying on the sales charge breakpoints set forth above.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on public offering price of all other shares you and your family own.  You may need to retain appropriate account records to verify the amounts actually invested in order to rely on the ability to receive a breakpoint based on the amounts actually invested in the Brandes Funds.

•
Letter of Intent – By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares of Brandes Funds.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.00% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.  If you establish an LOI with Brandes Funds, you can aggregate your accounts as well as the accounts of your immediate family members.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.  Employer-sponsored retirement plans may be restricted from establishing letters of intent.

•
Reinstatement Privileges – You may reinvest proceeds from a redemption, dividend payment or capital gain distribution from the Fund without the assessment of a front end sales charge, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made from the same account from which the shares were redeemed or that received the dividend payment/distribution.  If the account has been closed, you can reinvest without a sales charge if the new receiving account has the same registration as the closed account.  Any contingent deferred sales charge on such redemption will be credited to your account.  Any future redemptions may be subject to a CDSC based on the original investment date.

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Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge also may be waived in the following cases:

•	Tax-free returns of excess contributions to IRAs.

•	Redemptions due to death or post purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities).

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document.

The contingent deferred sales charge also may be waived for the following types of transactions, if together they do not exceed 12% of the value of an account annually:

•
Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 ½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•	If you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Class C Shares

Class C shares of the Funds are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the applicable Fund.  Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for shareholder servicing and distribution-related activities with respect to the applicable Funds.  Over time, fees paid under the distribution and service plans will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.  Although, investors that purchase Class C shares will not pay any initial sales charge on the purchase, the Adviser pays 1.00% of the amount invested to dealers who sell Class C shares.  Additionally, investors are subject to a contingent deferred sales charge of 1.00% for Class C shares if shares are redeemed within 12 months after purchase.  Any applicable CDSC is based on the lesser of the original purchase cost or the current market value of the shares being redeemed.

Class E Shares

Class E shares are designed primarily for accounts maintained through financial intermediaries.  Class E shares impose annual shareholder servicing fees of up to 0.25% of average daily net assets.  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

Class I Shares

Class I shares are designed primarily for proprietary accounts of institutional investors such as financial institutions, pension plans, retirement accounts, qualified plans and certain corporations, trusts, estates, religious and charitable organizations.  The minimum initial investment for Class I Shares is $1,000,000 and the subsequent investment minimum is $500.  Class I shares are not subject to shareholder servicing fees or Rule 12b-1 fees.

Institutions which may invest in the Fund through Class I Shares include qualified retirement and deferred compensation plans and trusts used to fund those plans (including but not limited to those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”)), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.  Others who may invest in Class I shares include Trustees of the Trust, officers and employees of the Advisor, the Transfer Agent and the Distributor, and their immediate family members, and certain other persons determined from time to time by the Advisor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Transfer Agent).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

As indicated in the table above, the minimum initial investment for Class I Shares may be waived or reduced by the Advisor at any time.  In addition to the circumstances listed in the table, the Advisor may permit certain financial intermediaries to aggregate up to 10 customer accounts to accumulate the requisite $1,000,000 initial investment minimum.

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Shareholder Servicing Plan

The Funds have adopted a shareholder servicing plan that allows each Fund to pay fees to broker-dealers and other financial intermediaries for certain non-distribution services provided to Class C and Class E shareholders of the Funds.  Because these fees are paid out of the assets attributable to the applicable Fund’s Class C and Class E shares, over time, they will increase the cost of your investment in such shares.  Annual shareholder servicing fees under the plan are up to 0.25% for Class C and Class E shares of the average daily net assets attributable to the applicable Fund.

Distribution Plan

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay fees to broker-dealers for certain distribution-related services provided to Class A and Class C shareholders.  Because these fees are paid out of the assets attributable to each Fund’s Class A and the applicable Fund’s Class C shares, over time they will increase the cost of your investment in such shares.  Annual distribution fees under the plan are up to 0.25% of the average daily net assets attributable to Class A shares of each Fund and 0.75% of the average daily net assets attributable to Class C shares of the each applicable Fund.

Additional Payments to Dealers

The Advisor may pay amounts from its own resources and not as an additional charge to the Funds, to certain financial institutions in connection with the sale and/or distribution of the Funds’ shares or the retention and/or servicing of the Funds’ shareholders.  These payments, which may include payments for marketing support, are in addition to any servicing fees or distribution fees payable by the Funds.  Because these payments are not made by shareholders or the Funds, the Funds’ total expense ratios will not be affected by any such payments.  These payments sometimes are referred to as “revenue sharing.”  In some cases, such payments may create an incentive for the financial institution to recommend or make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

Anti-Money Laundering

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ anti-money laundering program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at (800) 395-3807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Funds reserve the right to close your account or take any other action it deems reasonable or required by law.

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Pricing of Fund Shares

A Fund’s share price is known as its net asset value or “NAV.”  The NAV of shares of a Class of a Fund is calculated by adding the total value of the Fund’s investments and other assets attributable to that Class, subtracting the Fund’s liabilities attributable to that Class, and dividing the result by the number of outstanding shares of the Class (i.e., assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The Funds sell shares of each Class at the NAV per share of the Class next computed (1) after your selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Funds; or (2) after the Transfer Agent receives your order directly in proper form (which generally means a completed Account Application together with a negotiable check in U.S. dollars drawn on a domestic financial institution or a wire transfer of funds).  You may pay a fee if you buy Fund shares through a broker or agent.  The price you pay to purchase Class A Shares is the Fund’s offering price for Class A Shares, which is the NAV per share for Class A Shares next calculated after the order is received in proper form, plus any applicable sales charge/(load).  The amount you receive when selling Fund Class A Shares is the NAV next calculated after the order is received in proper form, less any applicable contingent deferred sales charge.

Each Fund values its investments at their market value.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Each Fund calculates its NAV for shares of each Class once daily each day the New York Stock Exchange is open for trading, as of approximately 4:00 p.m. New York time, the normal close of regular trading.  The Funds invest in securities that are primarily traded in foreign markets which may be open for trading on weekends and other days when the Funds do not price their shares.  As a result, NAV of each Fund’s shares may change on days when you will not be able to purchase or redeem Fund shares.

Fair Value Pricing
The Funds have adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances.  Such circumstances may arise for instance when (a) trading in a security trade has been halted or suspended or a security has been delisted from a national exchange, (b) a security has not been traded for an extended period of time, (c) a significant event with respect to a security occurs after the close of trading and before the time the Funds calculate their own share prices, or (d) market quotations are not readily available or are not considered reliable for other reasons.  Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Funds attempt to establish the price that they might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

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Purchasing and Adding to Your Shares

Purchases through a Securities Dealer
You may purchase shares of the Funds through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  Each Fund will price an order for shares of a Class at the NAV of the Class next computed, plus any applicable sales charge/(load), after the order is accepted by an authorized dealer or the dealer’s authorized designee.  The Trust and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent
To purchase shares of the Funds directly from the Transfer Agent, complete the Account Application (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent.  You may pay by a check with the Account Application, or by a wire transfer of funds as described below.  All checks must be in U.S. dollars drawn on a domestic bank.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered to be disadvantageous to shareholders.  The Funds reserve the right to reject any application.  You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

For overnight delivery, please send to:	For regular mail, please send to:
Brandes Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202	Brandes Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701

The Trust does not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Payment by Wire
If you are making your first investment in the Funds, before you wire funds the Transfer Agent must have a completed account application.  You may mail your account application or deliver it overnight to the Transfer Agent.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:  [Fund name], [name of Class]
[Your name and account number]

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Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Before sending any wire, please contact the Transfer Agent at 1-800-395-3807 between the hours of 9:00 a.m. and 8:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading to advise it of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Purchasing by Telephone
If your signed account application has been received by the Funds, and you accepted telephone options, you may purchase additional shares of the Funds by calling toll free at (800) 395-3807.  If your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated on a day the NYSE is open.  For security reasons, requests by telephone will be recorded.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  Once a telephone transaction has been placed, it cannot be cancelled or modified.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your request in writing.

Purchasing Through the Automatic Investment Plan.  Subsequent Investments (Class A, C and E Shares Only)
For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under this AIP, the minimum initial investment of $2,500 is waived and you authorize the applicable Fund(s) to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $500.  If you wish to enroll in the AIP, complete the appropriate section on the Account application.  Your signed Account application must be received at least 15 business days prior to the initial transaction.  A $25 fee will be imposed if your AIP transaction is returned for any reason.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent sufficiently in advance of the next withdrawal.  Please contact your financial institution to determine if it is an Automated Clearing House (ACH) member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-395-3807 for additional information regarding the Funds’ AIP.

Retirement Plan Participants
Individual participants in qualified retirement plans should purchase shares of the Funds through their respective plan sponsor or administrator, which is responsible for transmitting orders.  You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRA accounts.  Each Fund may also be appropriate for other retirement plans.  The initial investment minimum is $1,000 for investing in Fund shares through an IRA account and is $500 for subsequent investments.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.  The procedures for investing in the Funds depend on the provisions of the plan and any arrangements that the plan sponsor may have made for special processing services.

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Other Purchase Information
The Transfer Agent credits shares to your account and does not issue stock certificates.  The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Funds’ shares.

You may also purchase shares of each Fund by paying “in-kind” in the form of securities, provided that such securities are of the type which the Fund may legally purchase and are consistent with the Fund’s investment objective and policies, that such securities are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that the purchase has been approved by the Advisor.

Exchanging Your Shares

You may exchange your shares of any Class of any Fund for shares of the same Class of any other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.

Selling Your Shares

How to Redeem Shares
Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

You may redeem shares by contacting your selected dealer or authorized intermediary.  The selected dealer can arrange for the repurchase of the shares through the Distributor at the NAV next determined after the selected dealer receives your instructions.  The dealer may charge you for this service.  If your shares are held in a dealer’s “street name,” you must redeem them through the dealer.

You may also redeem shares by mailing or delivering instructions to the Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed and your name and account number.  Additional documents are required for certain type of redemptions such as redemptions from corporations, from partnerships, or from accounts with executors, trustees, administrations or guardians.  The price you will receive for the Fund shares redeemed is the next determined NAV for the shares after the Transfer Agent has received a completed redemption request.

Telephone Redemptions
You may establish telephone redemption privileges by checking the appropriate box on the account application.  You can then redeem shares by telephoning the Transfer Agent at 1-800-395-3807, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading.  Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the ACH network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees or a signature validation from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

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Special Factors Regarding Telephone Redemptions
The Trust will use procedures, such as requesting personal or specific information from the person making a telephone redemption, designed to provide reasonable verification of account ownership.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 30 days;
•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Trust and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Trust also reserves the right, in its sole discretion, to waive any signature guarantee requirement.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Systematic Withdrawal Plan (Class A, C and E Shares Only)
You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount (at least $50), generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.   Your account must have a share balance of $10,000 or more.   If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Redemption Payments
Redemption payments will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, and, if required, a signature guarantee and any other necessary documents, except as indicated below.  In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Funds reserve the right to pay any redemption proceeds of shares of each Fund in whole or in part by distributing securities held by the Funds instead of cash, although it is highly unlikely that shares would ever be so redeemed “in kind.”  If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you.  Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

Redemption proceeds are generally paid on the business day following the redemption.  If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the purchase date.

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Redemption of Small Accounts
If the value of your investment in a Fund falls below $500 because of redemptions, the Trust may notify you, and if your investment value remains below $500 for a continuous 60-day period, the Trust may redeem your shares.  However, the Trust will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Policy on Disruptive Trading

Each Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

The Board of Trustees has adopted policies and procedures reasonably designed to monitor the Funds’ trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity.  The Funds reserve the right to modify these policies at any time without shareholder notice.  In particular, the Funds or the Advisor may, without any prior notice, reject a purchase order of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Advisor, actual or potential harm to the Funds.  The Advisor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.

The Funds currently consider any shareholder (or, in the case of omnibus or retirement plan accounts, any beneficial owner or plan participant) to be engaged in excessive trading if he or she purchases and sells approximately the same amount of shares of a Fund (without regard to Class) more than four times in any twelve-month period.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of a Fund if the Trust or the Advisor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Trust and the Advisor to prevent disruptive trading within the Funds and the adverse impact of such activity, there is no guarantee that the Funds’ policies and procedures will be effective.  Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time, a Fund may have experienced some or all of its adverse effects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Funds, the Trust and the Advisor consider only the information actually available to them at the time.

In addition, the Trust receives orders through financial intermediaries (such as brokers, retirement plan record keepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within a Fund.  If a financial intermediary establishes an omnibus account with a Fund, the Advisor is limited in its ability to determine whether trades placed through the financial intermediary may signal excessive trading.  Consequently, the Advisor may not be able to detect disruptive trading in Fund shares and, even if it does detect disruptive trading, may be unable to stop such activity.  Also, there may exist multiple tiers of financial intermediaries, each utilizing an omnibus account structure that may further compound the difficulty to the Trust of detecting and stopping disruptive trading activity in Fund shares.  However, the Advisor has entered into written agreements with the Trust’s financial intermediaries under which each intermediary must, upon request, provide the Trust with certain shareholder and identity trading information so that the Trust can enforce their disruptive trading policies.

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        To the extent that the Trust or their agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of a Fund’s portfolios, and may result in the Funds engaging in certain activities to a greater extent than they otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase a Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.  The costs of such activities would be borne by all shareholders of the Fund, including the long-term investors who do not generate the costs.  Additionally, frequent trading may also interfere with the Advisor’s ability to efficiently manage the Funds and compromise its portfolio management strategies.

The Funds invest in foreign securities and may be particularly susceptible to short duration trading strategies.  This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit a Fund’s share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically, 4:00 p.m., Eastern time).

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Dividends and Distributions

The Funds expect to pay income dividends annually, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

The Funds automatically reinvest dividends and capital gain distributions in additional shares at the relevant NAV on the reinvestment date unless you have previously requested cash payment in writing to the Transfer Agent.  If you elect to receive distributions and/or capital gains in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the current relevant NAV, and to reinvest all subsequent distributions.

Any dividend or distribution paid by a Fund has the effect of reducing its NAVs on the reinvestment date by the amount of the dividend or distribution.  If you purchase shares shortly before the record date of a dividend or distribution, the distribution will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of your capital.

Taxes

Distributions made by the Funds will be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) whether received in shares (through dividend reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to such shareholders as ordinary income.  Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Funds have been held.  Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December.  The Funds will inform you annually of the amount and nature of their distributions.

Dividends and interest earned by the Funds may be subject to withholding and other taxes imposed by foreign countries.  However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes.  The Funds will also notify you each year of the amounts available as credits.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans and the precise effect of an investment on their particular tax situations.

An exchange of a Fund’s shares for shares of another Brandes Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction may be subject to federal income tax.

The SAI contains information about taxes.  Consult your own advisers about federal, state and local taxation of distributions from the Funds.

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INDEX DESCRIPTIONS

The Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index is an unmanaged index consisting of equities from Europe, Australasia, and the Far East.  The Index is often used as a benchmark for international equity portfolios and includes dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing.

The Morgan Stanley Capital International World (“MSCI World”) Index is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure equity market performance of the developed markets throughout the world, including the United States.  This Index consists of 24 developed market country indices and includes dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing.

The Morgan Stanley Capital International Emerging Markets (“MSCI Emerging Markets”) Index with gross dividends is an unmanaged, free float-adjusted market capitalization weighted index designed to measure equity market performance in emerging markets throughout the world.  This index includes dividends and distributions, but does not reflect fees, brokerage commissions, withholding taxes, or other expenses of investing.

The S&P Developed Ex-U.S. Small Cap Index is the Small Cap and Developed Markets component of S&P’s Broad Market Index (BMI).  The BMI is the most broadly defined all-country benchmark in the S&P index family and includes Small, Mid and Large Cap stocks in Developed and Emerging Markets.

Please note that all indices are unmanaged and therefore direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the financial performance of the Funds since commencement of operations.  Certain information reflects financial results for a single Class share.  The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Information presented in the tables below for the periods ended September 30, 2011 and 2012, has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.  Prior to the periods ended September 30, 2011, the information in the tables below was audited by the Funds’ previous independent registered public accounting firm.  Each Fund’s Class C shares recently commenced operations and therefore do not have financial performance records.

Brandes Global Equity Fund – Class I Shares

For a Class I capital share outstanding throughout each period	Year Ended September 30,			October 6, 2008# through September 30,
	2012	2011	2010	2009
Net asset value, beginning of period	$19.22	21.76	21.24	$20.00
Income from investment operations:
Net investment income	0.49 (3)	0.51 (3)	0.42 (3)	0.39
Net realized and unrealized gain on investments	2.22	(1.53)	0.48	0.94
Total from investment operations	2.71	(1.02)	0.90	1.33
Less distributions:
From net investment income	(0.47)	(0.44)	(0.38)	(0.09)
From net realized gain	(1.13)	(1.08)	—	—
Total distributions	(1.60)	(1.52)	(0.38)	(0.09)
Net asset value, end of period.	$20.33	19.22	21.76	$21.24
Total Return	14.67%	(5.51)%	4.28%	6.72	%(1)
Ratios/supplemental data:
Net assets, end of period (millions)	$30.1	36.4	41.0	$37.4
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.68%	1.44%	1.41%	1.80	%(2)
After fees waived and expenses absorbed or recouped	1.00%	1.00%	1.00%	1.00	%(2)
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	1.79%	1.86%	1.59%	1.66	%(2)
After fees waived and expenses absorbed or recouped	2.47%	2.30%	2.00%	2.46	%(2)
Portfolio turnover rate	18.00%	23.94%	16.87%	4.06	%(1)
_________________________
(1)  Not Annualized
(2)  Annualized
(3)  Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.
#   Commenced operations on October 6, 2008.

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Brandes Global Equity Fund – Class E Shares

For a Class E capital share outstanding throughout each period	Year Ended September 30,			October 6, 2008# through September 30,
	2012	2011	2010	2009
Net asset value, beginning of
period	$19.13	21.73	21.25	$20.00
Income from investment operations:
Net investment income	0.44 (3)	0.51 (3)	0.37 (3)	0.40
Net realized and unrealized
gain on investments	2.2	(1.59)	0.50	0.94
Total from investment operations	2.64	(1.08)	0.87	1.34
Less distributions:
From net investment income	(0.47)	(0.44)	(0.39)	(0.09)
From net realized gain	(1.13)	(1.08)	—	—
Total distributions	(1.60)	(1.52)	(0.39)	(0.09)
Net asset value, end of period.	$20.17	19.13	21.73	$21.25
Total Return	14.35%	(5.80)%	4.08%	6.77	%(1)
Ratios/supplemental data:
Net assets, end of period (millions)	$0.2	0.2	0.1	$0.1
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.69%	1.69%	1.41%	1.83	%(2)
After fees waived and expenses absorbed or recouped	1.25%	1.25%	1.20%	1.20	%(2)
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	1.78%	1.62%	1.57%	1.67	%(2)
After fees waived and expenses absorbed or recouped	2.23%	2.05%	1.78%	2.30	%(2)
Portfolio turnover rate	18.00%	23.94%	16.87%	4.06	%(1)
 _________________________
(1)	Not Annualized
(2)	Annualized
(3)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.
#	Commenced operations on October 6, 2008.

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Brandes Global Equity Fund – Class A Shares
(prior to January 31, 2013 – Class S Shares)

For a Class A capital share outstanding throughout each period	Year Ended September 30,	January 31, 2011# through September 30,
	2012	2011
Net asset value, beginning of period	$19.19	$22.34
Income from investment operations:
Net investment income	0.43 (3)	0.29	(3)
Net realized and unrealized gain (loss) on investments	2.22	(3.44)
Total from investment operations	2.65	(3.15)
Less distributions:
From net investment income	(0.44)	—
From net realized gain	(1.13)	—
Total distributions	(1.57)	—
Net asset value, end of period.	$20.27	$19.19
Total Return	14.38%	(14.10	)%(1)
Ratios/supplemental data:
Net assets, end of period (millions)	$0.1	$—
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	2.00%	1.69	%(2)
After fees waived and expenses absorbed or recouped	1.25%	1.25	%(2)
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	1.47%	1.61	%(2)
After fees waived and expenses absorbed or recouped	2.23%	2.05	%(2)
Portfolio turnover rate	18.00%	23.94	%(1)
_________________________
(1)	Not annualized.
(2)	Annualized.
(3)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.
#	Commenced operations on January 31, 2011.

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Brandes International Equity Fund – Class I Shares
(prior to October 1, 2008 – an unnamed share class)

For a Class I capital share outstanding throughout each period	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$12.99	$14.92	$15.24	$17.43	$26.51
Income from investment operations:
Net investment income	0.41 (1)	0.40 (1)	0.32 (1)	0.26	0.61
Net realized and unrealized gain (loss) on investments	0.76	(1.98)	(0.38)	(0.80)	(5.95)
Total from investment operations	1.17	(1.58)	(0.06)	(0.54)	(5.34)
Less distributions:
From net investment income	(0.66)	(0.35)	(0.26)	(0.47)	(0.45)
From net realized gain	—	—	—	(1.18)	(3.29)
Total distributions	(0.66)	(0.35)	(0.26)	(1.65)	(3.74)
Net asset value, end of period.	$13.50	12.99	$14.92	$15.24	$17.43
Total Return	9.09%	(10.95)%	(0.37)%	(0.88)%	(23.42)%
Ratios/supplemental data:
Net assets, end of period (millions)	$352.7	454.7	$771.7	$867.0	$764.4
Ratio of expenses to average
Net assets:
Before fees waived and expenses absorbed or recouped	1.21%	1.14%	1.13%	1.16%	1.13%
After fees waived and expenses absorbed or recouped	1.16%	1.14%	1.13%	1.16%	1.13%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	3.06%	2.58%	2.19%	2.27%	2.76%
After fees waived and expenses absorbed or recouped	3.11%	2.58%	2.19%	2.27%	2.76%
Portfolio turnover rate	13.47%	4.99%	29.15%	19.86%	26.40%
_________________________
(1)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.

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Table of Contents - Equity Prospectus

Brandes International Equity Fund – Class E Shares

For a Class E capital share outstanding throughout each period	Year Ended September 30,			October 6, 2008# through September 30,
	2012	2011	2010	2009
Net asset value, beginning of period	$12.97	14.91	15.24	$16.03
Income from investment operations:
Net investment income	0.41 (3)	0.37 (3)	0.33 (3)	0.32
Net realized and unrealized gain (loss) on investments	0.74	(1.96)	(0.40)	0.54
Total from investment operations	1.15	(1.59)	(0.07)	0.86
Less distributions:
From net investment income	(0.64)	(0.35)	(0.26)	(0.47)
From net realized gain	—	—	—	(1.18)
Total distributions	(0.64)	(0.35)	(0.26)	(1.65)
Net asset value, end of period.	$13.48	12.97	14.91	$15.24
Total Return	9.05%	(11.04)%	(0.44)%	7.78	%(1)
Ratios/supplemental data:
Net assets, end of period (millions)	$6.6	4.4	0.9	$0.1
Ratio of expenses to average
Net assets:
Before fees waived and expenses absorbed or recouped	1.23%	1.32%	1.19%	1.16	%(2)
After fees waived and expenses absorbed or recouped	1.18%	1.32%	1.19%	1.16	%(2)
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	3.04%	2.40%	2.36%	2.21	%(2)
After fees waived and expenses absorbed or recouped	3.09%	2.40%	2.36%	2.21	%(2)
Portfolio turnover rate	13.47%	4.99%	29.15%	19.88	%(1)
_________________________
(1)	Not annualized.
(2)	Annualized.
(3)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.
#	Commenced operations on October 6, 2008.

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Brandes International Equity Fund – Class A Shares
(prior to January 31, 2013 – Class S Shares)

For a Class A capital share outstanding throughout each period	Year Ended September 30,	January 31, 2011# through September 30,
	2012	2011
Net asset value, beginning of period	$13.00	$15.74
Income from investment operations:
Net investment income	0.38 (3)	0.26	(3)
Net realized and unrealized gain (loss) on investments	0.76	(3.00)
Total from investment operations	1.14	(2.74)
Less distributions:
From net investment income	(0.64)	—
From net realized gain	—	—
Total distributions	(0.64)	—
Net asset value, end of period.	$13.50	$13.00
Total Return	8.94%	(17.41	)%(1)
Ratios/supplemental data:
Net assets, end of period (millions)	$—	$—
Ratio of expenses to average
Net assets:
Before fees waived and expenses absorbed or recouped	1.45%	1.30	%(2)
After fees waived and expenses absorbed or recouped	1.40%	1.30	%(2)
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	2.81%	2.54	%(2)
After fees waived and expenses absorbed or recouped	2.86%	2.54	%(2)
Portfolio turnover rate	13.47%	4.99	%(1)
_________________________
(1)	Not annualized.
(2)	Annualized.
(3)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.
#	Commenced operations on January 31, 2011.

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Table of Contents - Equity Prospectus

Brandes Emerging Markets Fund – Class I Shares

For a Class I capital share outstanding throughout each period	Year Ended September 30,	January 31, 2011# through September 30,
	2012	2011
Net asset value, beginning of period	$7.86	$10.00
Income from investment operations:
Net investment income	0.20 (2)	0.15	(2)
Net realized and unrealized gain (loss) on investments	1.10	(2.29)
Net increase from payments by affiliates	—	—	(4)
Total from investment operations	1.30	(2.14)
Less distributions:
From net investment income	(0.09)	—
From net realized gain	(0.08)	—
Total distributions	(0.17)	—
Net asset value, end of period.	$8.99	$7.86
Total Return	16.79%	(21.40	)%(1)(3)
Ratios/supplemental data:
Net assets, end of period (millions)	$134.5	$71.9
Ratio of expenses to average
Net assets:
Before fees waived and expenses absorbed or recouped	1.35%	1.36	%(5)
After fees waived and expenses absorbed or recouped	1.12%	1.12	%(5)
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	2.03%	2.13	%(5)
After fees waived and expenses absorbed or recouped	2.26%	2.38	%(5)
Portfolio turnover rate	28.59%	94.70	%(1)
_________________________
(1)	Not annualized.
(2)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	The Fund’s total return includes a voluntary reimbursement by the Advisor for a realized investment loss on a transaction not meeting the Fund’s investment guidelines.
(4)	Amount is less than $0.01 per share.
(5)	Annualized
#	Commenced operations on January 31, 2011.

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Table of Contents - Equity Prospectus

Brandes Emerging Markets Fund – Class A Shares
(prior to January 31, 2013 – Class S Shares)

For a Class A capital share outstanding throughout each period	Year Ended September 30,	January 31, 2011# through September 30,
	2012	2011
Net asset value, beginning of period	$7.85	$10.00
Income from investment operations:
Net investment income	0.17 (3)	0.14	(3)
Net realized and unrealized gain (loss) on investments	1.10	(2.29)
Net increase from payments by affiliates	—	—	(5)
Total from investment operations	1.27	(2.15)
Less distributions:
From net investment income	(0.08)	—
From net realized gain	(0.08)	—
Total distributions	(0.16)	—
Net asset value, end of period.	$8.96	$7.85
Total Return	16.40%	(21.50	)%(1)(4)
Ratios/supplemental data:
Net assets, end of period (millions)	$68.1	$38.4
Ratio of expenses to average
Net assets:
Before fees waived and expenses absorbed or recouped	1.60%	1.61	%(2)
After fees waived and expenses absorbed or recouped	1.37%	1.37	%(2)
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	1.79%	1.88	%(2)
After fees waived and expenses absorbed or recouped	2.03%	2.13	%(2)
Portfolio turnover rate	28.59%	94.70	%(1)
_________________________
(1)	Not annualized.
(2)	Annualized.
(3)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	The Fund’s total return includes a voluntary reimbursement by the Advisor for a realized investment loss on a transaction not meeting the Fund’s investment guidelines.
(5)	Amount is less than $0.01 per share.
#	Commenced operations on January 31, 2011.

Shareholder Information	-60-	Financial Highlights

Table of Contents - Equity Prospectus

Brandes International Small Cap Equity Fund – Class I Shares

For a Class I capital share outstanding throughout each period	January 31, 2012# through September 30,
	2012
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.10	(3)
Net realized and unrealized gain (loss) on investments	0.46
Total from investment operations	0.56
Less distributions:
From net investment income	—
From net realized gain	—
Total distributions	—
Net asset value, end of period.	$10.56
Total Return	5.60%
Ratios/supplemental data:
Net assets, end of period (millions)	$38.4
Ratio of expenses to average
Net assets:
Before fees waived and expenses absorbed or recouped	1.91%
After fees waived and expenses absorbed or recouped	1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	0.68%
After fees waived and expenses absorbed or recouped	1.44%
Portfolio turnover rate	13.55	%(1)
_________________________
(1)	Not annualized.
(2)	Annualized.
(3)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.
#	Commenced operations on January 31, 2012.

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Brandes International Small Cap Equity Fund – Class A Shares
(prior to January 31, 2013 – Class S Shares)

For a Class A capital share outstanding throughout each period	January 31, 2012# through September 30,
	2012
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.08	(3)
Net realized and unrealized gain (loss) on investments	0.47
Total from investment operations	0.55
Less distributions:
From net investment income	—
From net realized gain	—
Total distributions	—
Net asset value, end of period.	$10.55
Total Return	5.50%
Ratios/supplemental data:
Net assets, end of period (millions)	$5.9
Ratio of expenses to average
Net assets:
Before fees waived and expenses absorbed or recouped	2.16%
After fees waived and expenses absorbed or recouped	1.40%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	0.43%
After fees waived and expenses absorbed or recouped	1.19%
Portfolio turnover rate	13.55	%(1)
_________________________
(1)	Not annualized.
(2)	Annualized.
(3)	Net Investment income (loss) per share has been calculated based on average shares outstanding during the period.
#	Commenced operations on January 31, 2012.

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Table of Contents - Equity Prospectus

PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Funds without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Funds through a financial intermediary, such as a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information would be shared with nonaffiliated third parties.

Table of Contents - Equity Prospectus
PN-1

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:
The Funds’ annual and semi-annual reports to shareholders contain detailed information on the Funds’ investments.  The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including operations and investment policies.  It is incorporated by reference in and is legally considered a part of this prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

Brandes Funds
11988 El Camino Real, Suite 600
San Diego, CA 92130
800-331-2979 (Fund-level inquiries)
800-395-3807 (Trade/Account inquiries)
www.brandesfunds.com

You can also review the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  In addition, you can get text-only copies:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or e-mailing the Commission at: publicinfo@sec.gov.

•	Free from the Commission’s Website at http://www.sec.gov.

Investment Company Act File No. 811-8614

Table of Contents - Equity Prospectus

________________

BRANDES
________________

Brandes Core Plus Fixed Income Fund
Class A – BCPAX
Class E – BCPEX
Class I – BCPIX

Brandes Credit Focus Yield Fund
Class A – BCFAX
Class I – BCFIX

Prospectus

January 31, 2013

as supplemented, February 7, 2013

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

SUMMARY SECTION

Brandes Core Plus Fixed Income Fund

Investment Objective
The Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”), formerly named the Brandes Institutional Core Plus Fixed Income Fund, seeks to maximize long-term total return, consisting of both current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Plus Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled “Shareholder Information” on page 22 of the Prospectus and “Additional Purchase and Redemption Information” on page B-77 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class E		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%		None		None
Maximum Deferred Sales Charge (Load)		None*		None		None
*Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class E		Class I
Management Fees		0.35%		0.35%		0.35%
Distribution (12b-1) Fees		0.25%		None		None
Other Expenses
Shareholder Servicing Fees	None		0.25%		None
Other Expenses	0.86%		0.86%		0.91%
Total Other Expenses		0.86%		1.11%		0.91%

Total Annual Fund Operating Expenses		1.46%		1.46%		1.26%
Less: Fee Waiver and/or Expense Reimbursement		-0.76%		-0.76%		-0.76%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)		0.70%		0.70%		0.50%

(1)
The Advisor has contractually agreed to limit the Core Plus Fund’s Class A, Class E and Class I annual operating expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 31, 2014: 0.70%, 0.70%, and 0.50%, respectively (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Summary Section	-3-

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Example
This Example is intended to help you compare the costs of investing in the Core Plus Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$444	$747	$1,073	$1,993
Class E	$72	$387	$725	$1,681
Class I	$51	$324	$619	$1,456

Portfolio Turnover
The Core Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.59% of the average value of its portfolio.

Principal Investment Strategies
The Core Plus Fund invests predominantly in U.S. dollar-denominated debt securities.  These include, but are not limited to, debt securities issued by U.S. and foreign companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed securities, collateralized mortgage obligations and asset-backed debt securities.  The Core Plus Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in non-U.S. dollar securities and may engage in currency hedging.  Brandes Investment Partners, L.P., the Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Core Plus Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Core Plus Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  (Up to 25% of the Fund’s total debt securities may be in junk bonds.)  The Core Plus Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requests for redemption of Fund shares.

Principal Investment Risks
Because the values of the Core Plus Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Core Plus Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Credit Risks – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer or if the issuer or any guarantor is unwilling or unable to pay or perform in a timely fashion.

Summary Section	-4-

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

•
Interest Rate Risks – As with most fixed income funds, the income on and value of your shares in the Core Plus Fund will fluctuate along with interest rates.  When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase.

•
Foreign and Emerging Markets Securities Risks – Investing in foreign securities poses additional risks.  The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the issuers of these securities are located.  Emerging markets countries involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies may experience substantial fluctuations or steady devaluation relative to the U.S. dollar.

•
Liquidity Risks – Liquidity risk exists when particular investments are difficult to purchase or sell.  The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.  Illiquid securities may also be difficult to value.

•
Mortgage- and Asset-Backed Securities Risks – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

•
Non-Investment Grade (Junk Bond) Securities Risks – Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risks – The Core Plus Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

Performance
The following performance information shows you how the Core Plus Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table that follows compares the Fund’s returns over time to broad-based securities indices.  The bar chart and table assumes reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Funds will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

Summary Section	-5-

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Year-by-Year Total Returns as of December 31, 2012
for Class I Shares

Best Quarter	Q3	2009	7.55%
Worst Quarter	Q3	2008	-8.97%

Brandes Core Plus Fixed Income Fund
Average Annual Total Returns
For the period ending December 31, 2012
Brandes Core Plus Fixed Income Fund	1 Year	5 Years	Since Inception (December 28, 2007)
Class A Shares – Return Before Taxes	5.19%	4.43%	4.44%
Class E Shares – Return Before Taxes	9.43%	5.25%	5.34%
Class I Shares – Return Before Taxes	9.55%	5.44%	5.45%
Return After Taxes on Distributions	7.52%	3.19%	3.20%
Return After Taxes on Distributions and Sale of Fund Shares	6.42%	3.33%	3.34%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	6.00%
Barclays U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.10%	6.71%	6.75%

Class I shares commenced operation on December 28, 2007.  Class E shares commenced operation on May 28, 2008.  “Since Inception” returns are provided since inception of Class I shares on December 28, 2007.  Performance shown for the Class E shares prior to May 28, 2008 reflects the performance of the Class I shares adjusted to reflect Class E expenses.  Class S shares never commenced operations.  They were redesignated as Class A shares and commenced operations on January 31, 2013.  Performance shown prior to the inception of Class A shares on January 31, 2013, reflects the performance of Class I shares, adjusted to reflect Class A sales loads.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only and after-tax returns for other Classes will vary.

Summary Section	-6-

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Charles S. Gramling, CFA	Director of Fixed Income and Fixed Income Investment Committee Member	2007
David J. Gilson, CFA	Associate Portfolio Manager/Analyst and Fixed Income Investment Committee Member	2007
Timothy M. Doyle, CFA	Associate Portfolio Manager/Analyst and Fixed Income Investment Committee Member	2012

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Brandes Core Plus Fixed Income Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Class A and Class E
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$1,000,000	$500

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-7-

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

SUMMARY SECTION

Brandes Credit Focus Yield Fund

Investment Objective
The Brandes Credit Focus Yield Fund (the “Credit Focus Yield Fund”), seeks total return, consisting of both current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Credit Focus Yield Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled “Shareholder Information” on page 22 of the Prospectus and “Additional Purchase and Redemption Information” on page B-77 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load)	None*	None
*Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	1.85%	1.90%
Total Annual Fund Operating Expenses	2.60%	2.40%
Less: Fee Waiver and/or Expense Reimbursement	-1.65%	-1.70%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.95%	0.70%
(1)
The Advisor has contractually agreed to limit the Credit Focus Yield Fund’s Class A and Class I annual operating expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses), including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 31, 2014: 0.95% and 0.70%, respectively (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Credit Focus Yield Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for 1 year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$468	$1,002	$1,561	$3,081
Class I	$72	$585	$1,126	$2,606

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Portfolio Turnover
The Credit Focus Yield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent period from February 1, 2012 through September 30, 2012, the Fund’s portfolio turnover rate was 162.73% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Credit Focus Yield Fund invests primarily in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.  The Fund may also make investments in U.S. and foreign mortgage-backed securities, collateralized mortgage obligations, asset-backed debt securities and other forms of debt obligations and income producing securities, including but not limited to preferred stock, and loan participations and assignments.  The Credit Focus Yield Fund may invest up to 30% of its total fixed income assets, measured at the time of purchase, in non-U.S. dollar securities and may engage in currency hedging.  Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select debt Fund’s securities for the Credit Focus Yield Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Credit Focus Yield Fund may invest in instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  (Up to 50% of the Fund’s total debt securities may be in junk bonds.)  The Credit Focus Yield Fund invests in securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requests for redemption of Fund shares.

Principal Investment Risks
Because the values of the Credit Focus Yield Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Credit Focus Yield Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Bank Debt Risks – Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

•
Credit Risks – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.

•
Interest Rate Risks – As with most fixed income funds, the income on and value of your shares in the Credit Focus Yield Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase.

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•
Equity Market Risks – The Credit Focus Yield Fund may invest in preferred stocks.  The values of equity securities fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Foreign and Emerging Markets Securities Risks – Investing in foreign securities poses additional risks.  The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the Credit Focus Yield Fund invests.  Emerging markets countries involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies may experience substantial fluctuations or steady devaluation relative to the U.S. dollar.

•
Liquidity Risks – Liquidity risk exists when particular investments are difficult to purchase or sell.  The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.  Illiquid securities may also be difficult to value.

•
Mortgage- and Asset-Backed Securities Risks – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

•
Non-Investment Grade (Junk Bond) Securities Risks – Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risks – The Credit Focus Yield Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

•	U.S. Government Obligations Risks – U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance
The following performance information provides some indication of the risks of investing in the Credit Focus Yield Fund.  The bar chart below illustrates how the Fund’s total returns have varied from year to year.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Credit Focus Yield Fund will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

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Brandes Credit Focus Yield Fund
Year-by-Year Total Returns as of December 31, 2012
for Class I Shares

Best Quarter	Q2	2009	17.43%
Worst Quarter	Q3	2008	-13.78%

Brandes Credit Focus Yield Fund
Average Annual Total Returns
For periods ending December 31, 2012
Brandes Credit Focus Yield Fund	1 Year	5 Years	10 Years	Since Inception
Class A Shares – Return Before Taxes	5.79%	4.70%	6.43%	6.51%
Class I Shares – Return Before Taxes	10.37%	5.59%	6.89%	6.87%
Return After Taxes on Distributions	9.11%	5.35%	6.76%	6.77%
Return After Taxes on Distributions and Sale of Fund Shares	6.77%	4.69%	6.01%	6.06%
Barclays U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes)	8.10%	6.71%	5.59%	6.60%

Performance information shown for Class I shares prior to February 1, 2012, is that of a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.  Prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  Performance shown prior to the inception of Class A shares on February 1, 2012 reflects the performance of Class I shares, adjusted to reflect Class A sales loads.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

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Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Charles S. Gramling, CFA	Director of Fixed Income and Fixed Income Investment Committee Member	2000
David J. Gilson, CFA	Associate Portfolio Manager/Analyst and Fixed Income Investment Committee Member	2002
Timothy M. Doyle, CFA	Associate Portfolio Manager/Analyst and Fixed Income Investment Committee Member	2000

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Brandes Credit Focus Yield Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (800) 395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Class A
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$1,000,000	$500

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

INVESTMENT OBJECTIVE, POLICIES AND RISKS

Investment Objective

The Core Plus Fund’s and Credit Focus Yield Fund’s investment objective is to seek to maximize long-term total return, consisting of both current income and capital appreciation.  The Core Plus Fund’s investment objective is fundamental and may only be changed with shareholder approval.  The Credit Focus Yield Fund’s investment objective is not fundamental and may be changed without shareholder approval upon 60 days’ notice to shareholders.

Investment Policies

Core Plus Fund

The Core Plus Fund invests primarily in debt securities.  Generally, substantially all of the Core Plus Fund’s assets are invested in such securities.

The Advisor generally uses the principles of value investing to analyze and select debt securities for the Core Plus Fund’s investment portfolio.  These principles direct the value investor to examine quantitatively the fundamental credit quality of the issuer rather than be distracted by secondary, shorter term factors.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.  The Advisor does not include formal consideration of general economic scenarios in its investment process, nor does it attempt to predict short-term movements of interest rates.  The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The assessment of intrinsic value is based upon an analysis of the issuers’ ability to repay, the quality of the collateral (if any), liquidity, and other factors.  The Advisor may also employ other types of analysis in assessing the attractiveness of a security, relying upon present day pricing information, quantitative cash flow valuation techniques, financial statement and collateral analysis, and actual and projected ratings in determining if a given security is attractively priced.  Although the Fund uses an index as its benchmark, sector, industry, and issuer weightings in the Fund can vary materially from the index from time to time.

The Core Plus Fund invests in a diversified portfolio (generally approximately 60-150 positions) of debt securities.  These include, but are not limited to, debt securities issued by U.S. and foreign companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed and asset-backed debt securities.  The Fund limits its exposure to any single issuer of a security to 5% of the Fund’s total fixed income assets, cash and cash equivalents measured at the time of purchase – except that there is no limit on U.S. Treasury obligations and a limit of 30% of total Fund assets on the direct obligations of any single U.S. agency.

The Core Plus Fund invests in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  The Advisor deems any security rated at least BBB- (or its equivalent) by one or more of Moody’s, Standard & Poor’s, or Fitch, or any security that has been determined by the Advisor to be of comparable quality, to be investment grade.  At least 75% of the Fund’s debt securities must be investment grade, measured at the time of purchase.  Non-investment grade debt securities may be rated as low as D, may be in default of payment of principal and/or interest, or may not be rated.

The Core Plus Fund may invest in debt instruments of any maturity.  The Advisor primarily uses effective duration and modified duration measures (“duration”) to approximate the sensitivity of a security’s price to changes in interest rates.  The longer a security’s duration, the more sensitive it will be to changes in interest rates.  Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.  While the average portfolio duration of the Fund typically will vary, the duration of the Fund’s portfolio is generally expected to be within a 20% margin (higher or lower) of the duration of the Fund’s benchmark index.  Other than in periods of unusual market conditions, which could continue for an extended period, this margin will normally be within 10% of the duration of the Fund’s benchmark index.

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The Core Plus Fund may invest up to 25% of its total fixed income assets in non-U.S. dollar securities.  The Fund may invest in new issue and mortgage-backed securities on a “when issued” basis (known as “TBA securities”).  An investment in a TBA security represents a commitment by the investor to accept delivery of mortgage-backed securities at a later date, usually one or two months after investment, upon which the investment is settled.  Under normal circumstances, the investment never settles.  Rather, in the month of settlement, the commitment to accept delivery is “rolled” forward to a subsequent month.  This rolling activity is accounted for as a sale of the original TBA security and a purchase of a new TBA security.

Credit Focus Yield Fund

The Credit Focus Yield Fund invests primarily in debt securities.  The Advisor will generally use the principles of value investing to analyze and select income producing securities for the Credit Focus Yield Fund’s investment portfolio.  These principles direct the value investor to examine quantitatively the fundamental credit quality of the issuer rather than be distracted by secondary, shorter term factors.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.  The Advisor does not include formal consideration of general economic scenarios in its investment process, nor does it attempt to predict short-term movements of interest rates.  The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The assessment of intrinsic value is based upon an analysis of the issuers’ ability to repay, the quality of the collateral (if any), liquidity, and other factors.  The Advisor may also employ other types of analysis in assessing the attractiveness of a security, relying upon present day pricing information, quantitative cash flow valuation techniques, financial statement and collateral analysis, and actual and projected ratings in determining if a given security is attractively priced.  Although the Fund uses an index as its benchmark, sector, industry, and issuer weightings in the Fund can vary materially from the index from time to time.

The Credit Focus Yield Fund invests in a diversified portfolio (generally approximately 60-150 positions) of income producing securities.  These include but are not limited to debt securities issued by U.S. and foreign companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, U.S. and foreign mortgage-backed securities, collateralized mortgage obligations, asset-backed debt securities, preferred stock, and loan participations and assignments.  The Fund limits its exposure to any single issuer of a security to 10% of the Fund’s total fixed income assets, cash and cash equivalents measured at the time of purchase – except that there is no limit on U.S. Treasury obligations and a limit of 30% of total Fund assets on the direct obligations of any single U.S. agency.

The Credit Focus Yield Fund invests in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  The Advisor deems any security rated at least BBB- (or its equivalent) by one or more of Moody’s, Standard & Poor’s, or Fitch, or any security that has been determined by the Advisor to be of comparable quality, to be investment grade.  At least 50% of the Fund’s debt securities must be investment grade, measured at the time of purchase.  Non-investment grade debt securities may be rated as low as D, may be in default of payment of principal and/or interest, or may not be rated.

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Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

The Credit Focus Yield Fund may invest in debt instruments of any maturity.  The Advisor primarily uses effective duration and modified duration measures (“duration”) to approximate the sensitivity of a security’s price to changes in interest rates.  The longer a security’s duration, the more sensitive it will be to changes in interest rates.  Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.  While the average portfolio duration of the Fund typically will vary, the duration of the Fund’s portfolio is generally expected to be within a 20% margin (higher or lower) of the duration of the Fund’s benchmark index.

More on the Credit Focus Yield Fund’s Performance.  Prior to February 1, 2012, the Advisor managed a private investment fund with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Credit Focus Yield Fund.  The performance information shown for Class I shares for periods before February 1, 2012 is that of the private investment fund and reflects the net expenses of the private investment fund, which were lower than the current net expenses for Class I shares.  If the private investment fund’s performance had been readjusted to reflect Class I expenses, the performance would have been lower.  Performance shown prior to February 1, 2012 for the Class A shares reflects the performance of the private investment fund adjusted to reflect Class A expenses.  The performance of the private investment fund prior to February 1, 2012 is based on calculations that are different than the standardized method of calculations presented by the SEC.  The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Both Funds

Value Investing
The Advisor uses some of the general principles of the Graham and Dodd value investing approach as introduced in the classic book Security Analysis, and applies them to fixed income.  The Advisor seeks to purchase a diversified group of securities which are undervalued, i.e. trading at prices which its research indicates is well below their long-term intrinsic values.

The Advisor uses fundamental analysis to develop an estimate of intrinsic value, and looks at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry.  This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

        The value principles used by the Advisor lead it to focus on securities which in its opinion offer not only an attractive stream of income but also the potential for price gains as the market price adjusts to a level more consistent with the Advisor’s long-term expectations.  In a number of cases, the issuers of such value securities may be experiencing financial distress varying from mild to quite severe, the extent of which the Advisor expects will lessen over time.  Such “value securities” may pose a higher risk of default or exhibit higher price volatility until the issues related to the issuer’s financial distress are better understood by the market or are ultimately resolved.

Short-Term Investments
Each Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies.  As a result of taking such temporary defensive positions, a Fund may not achieve its investment objective.

Other Investment Techniques and Restrictions
Each Fund will use certain other investment techniques, and has adopted certain investment restrictions, which are described in the Statement of Additional Information (“SAI”).  Certain of these investment restrictions are fundamental and may be changed only by a majority vote of the Fund’s outstanding shares.

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Sale of Portfolio Securities
The Advisor will typically sell a security from a Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of a Fund’s portfolio or to meet requirements for redemption of Fund shares.  At the time of purchase, the Advisor generally intends for a Fund to hold securities for a period of two to five years, but actual holding periods for individual securities can be significantly less than two years.  If a Fund has “when issued” activity, its portfolio turnover can be as high as 200%-600% per year; excluding rolling activity, the turnover will typically be 50%-100% per year.

Principal Risksof Investing in the Funds

The Advisor will apply the investment techniques described above in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.  The value of your investment in a Fund will fluctuate, which means you could lose money.  You should consider an investment in a Fund as a long-term investment.

Interest Rate Risks
The income generated by debt securities owned by a Fund will be affected by changing interest rates.  In addition, as interest rates rise the values of fixed income securities held by a Fund are likely to decrease.  Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

Credit Risks
Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by a Fund may decline in response to adverse developments with respect to the issuer.  In addition, a Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations.

Liquidity Risks
Liquidity risk exists when particular investments are difficult to purchase or sell.  Each Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Investments in foreign securities, securities indexes, and foreign currencies) and securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.  Illiquid securities may also be difficult to value.

High Yield Risks
As a result of its investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), each Fund may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities.  High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund’s ability to sell its high yield securities.  If the issuer of a security is in default with respect to interest payments or principal payments, a Fund may lose its entire investment in the security.

Mortgage Risks
Mortgage-related securities are subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, when holding mortgage-related securities in a period of rising interest rates, a Fund may exhibit additional volatility.  In addition, mortgage-related securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because it will have to reinvest that money at the lower prevailing interest rates.

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Foreign Securities Risks
Investments in foreign securities involve special risks.  Investments in securities issued by entities outside the United States may be affected by conditions affecting local or regional political, social or economic instability; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriations; changes in tax policy; greater market volatility; and differing securities market structures and practices.  Because each Fund may invest in securities payable in foreign (non-U.S.) currencies, each Fund is also subject to the risk that those currencies will decline in value relative to the U.S. dollar, thus reducing a Fund’s return.

Emerging Markets and Related Risks
Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced substantial fluctuations or a steady devaluation relative to the U.S. dollar.  The economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position.  Further, investors may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States.

Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies.  Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions.  Delays in settlement could result in temporary periods when assets which a Fund desires to invest in emerging markets may be uninvested.  Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities.  Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

Value Style Risks
In managing the Funds, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused a Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Portfolio Turnover Risks
The Funds are actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from a Fund’s performance.  Additionally, due to the institutional nature of the shareholders in each Fund, redemption requests could be large.  In order to satisfy such redemption requests, a Fund may be forced to sell securities with built-in capital gains that will be taxable to taxable shareholders.

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Asset-Backed Risks
The Credit Focus Yield Fund may invest in various types of asset-backed securities, which are typically collateralized by a claim on the loan repayments made by a group of individual borrowers.  These loans may include non-prime mortgages, student loans, and other types of loans (see the Statement of Additional Information for a description of asset-backed securities).  The values of these securities may be highly sensitive to the frequency with which borrowers are late on making their payments or the frequency at which they default, as well as the likelihood that generally weaker economic conditions might cause additional repayment delays and defaults in the future.  There may be insufficient collateral backing the securities, causing the note holder to lose principal as a result.

Bank Debt Risks
The Credit Focus Yield Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken for various purposes.  These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks.  The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties.  Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI.  The most recent information about each Fund’s portfolio holdings can be found in its annual or semi-annual or quarterly shareholder report.  For information about receiving this report, see the back cover.

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Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

FUND MANAGEMENT

Each Fund is a series of Brandes Investment Trust, a Delaware statutory trust (the “Trust”).  The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Advisor and other service providers.  The Trust’s officers conduct and supervise its daily business operations.

The Investment Advisor

Brandes Investment Partners, L.P. (the “Advisor”) has been in business, through various predecessor entities, since 1974.  As of December 31, 2012, the Advisor managed approximately $27.2 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  Charles H. Brandes owns a controlling interest in the Advisor’s general partner, Brandes Investment Partners, L.P.  The Advisor’s offices are at 11988 El Camino Real, Suite 600, San Diego, California, 92130.

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Funds, including determining which securities are bought and sold.  The Advisor also provides certain officers for the Trust.  For its services, the Advisor receives a percentage of each Fund’s average annual net assets, payable on a monthly basis from each Fund at the following annual rates: Core Plus Fund—0.35% and Credit Focus Yield Fund—0.50%.  For the fiscal year ended September 30, 2012, the Advisor waived its entire management fees for the Core Plus Fund and the Credit Focus Yield Fund.

The Advisor has signed a contract with the Trust in which the Advisor has agreed to waive management fees and reimburse operating expenses of each Fund to the extent necessary to ensure that the operating expenses of each Class do not exceed the following percentages of the Fund’s average daily net assets shown in the table below (the “Expense Caps”).  For this purpose, operating expenses do not include taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.

Expense Caps	Class A	Class E	Class I
Core Plus Fund	0.70%	0.70%	0.50%
Credit Focus Yield Fund	0.95%	N/A	0.70%

Subject to Board approval, the Trust has agreed that the amount of any waiver or reimbursement with respect to a Class of shares of a Fund will be repaid by the Fund to the Advisor before the end of the third full fiscal year of the Fund after the fiscal year in which the waiver or reimbursement occurred, unless that repayment would cause the aggregate operating expenses of that Class to exceed the Class’ Expense Cap for the fiscal year in which the waived or reimbursed expenses were incurred or any lower expense cap in effect at the time of the reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the Core Plus Fund’s and the Credit Focus Yield Fund’s investment advisory agreement with the Advisor is available in the Funds’ semi-annual reports to shareholders for the period ended March 31, 2012.

Portfolio Managers

Each Fund’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Advisor.  All investment decisions for the Funds are the responsibility of the Advisor’s Fixed Income Investment Committee (the “Fixed Income Committee”).  The members of the Committee are Charles S. Gramling, CFA, David J. Gilson, CFA, and Timothy M. Doyle, CFA.

Fund Management	-19-	The Investment Advisor

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

The Funds’ SAI has more information about the Fixed Income Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Charles Gramling, CFA	Core Plus Fund Since 2007 Credit Focus Yield Fund and its predecessor fund since 2000
Charles S. Gramling, CFA
Director of Fixed Income
Chuck Gramling is head of the Fixed Income Group and a member of the Fixed Income Investment Committee at Brandes Investment Partners, L.P.  Before joining Brandes, he was a Senior Vice President and Portfolio Manager with Scudder Kemper Investments (which later became Deutsche Asset Management), where he primarily managed insurance, reinsurance, commingled fixed-income portfolios, and led teams of investment professionals dedicated to monitoring and trading various sectors of the fixed-income market. Prior to that, Mr. Gramling provided accounting and financial management services to the portfolio companies of the Polaris Group, a mezzanine finance company.  Mr. Gramling also has public accounting experience.  He earned his BS in accounting from Marquette University and is a member of the Milwaukee Investment Analyst Society.  He has 19 years of investment experience.

Director of Fixed Income, Brandes Investment Partners 2004-Present
Fixed Income Portfolio Manager, Brandes Investment Partners 1999-2004

David Gilson, CFA	Core Plus Fund Since 2007 Credit Focus Yield Fund and its predecessor fund since 2002
David J. Gilson, CFA
Associate Portfolio Manager/Analyst
Dave Gilson is an Associate Portfolio Manager and Analyst for the Brandes Fixed Income Group at Brandes Investment Partners, L.P.  He is also a member of the Fixed Income Investment Committee.  Before joining Brandes, Mr. Gilson was a consultant to corporations in turnaround situations and was the CFO of a small consumer-product business.  He has worked as a Bond Analyst covering high-yield media and telecommunications credits at Fleet Securities and BancAmerica Robertson Stephens.  He was also an Associate Fund Manager and Senior Analyst responsible for high-yield funds and an equity hedge fund at American Express Financial Advisors.  Mr. Gilson earned his BBA from Baylor University and is a member of the Milwaukee Investment Analyst Society.  He has 24 years of investment experience.

Fixed Income Associate Portfolio Manager/Analyst, Brandes Investment Partners 2002 – Present
President, VALUE Restoration, Inc. 2001-2002
Chief Financial Officer, James Page Brewing Company 1999-2000

Timothy M. Doyle, CFA	Core Plus Fixed Income Fund and Credit Focus Yield Fund and its predecessor fund since 2000
Timothy M. Doyle, CFA
Associate Portfolio Manager/Analyst
Tim Doyle is an Associate Portfolio Manager and Analyst for the Brandes Fixed Income Group at Brandes Investment Partners, L.P.  He is involved in strategy, portfolio management and trading.  He is also a member of the Fixed Income Investment Committee.  Before joining Brandes, Mr. Doyle was an Assistant Vice President and Portfolio Manager with Scudder Kemper Investments (which later became Deutsche Asset Management).  He was also the leader of the U.S. Government/U.S. Agency Sector Team and a member of that firm’s Investment Policy Committee.  Mr. Doyle earned his BS in finance from Marquette University and his MBA in finance and economics from Loyola University. He is a member of the Milwaukee Investment Analyst Society and has 17 years of investment experience.

Fixed Income Associate Portfolio Manager/Analyst, Brandes Investment Partners 2002 – Present
Fixed Income Associate Portfolio Manager/Analyst, Branded Fixed Income Partners 2000-2002

Shareholder Information	-20-	Portfolio Managers and Other Service Providers

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the Funds’ administrator, fund accountant and transfer and dividend disbursing agent.  Quasar Distributors, LLC (the “Distributor”), an affiliate of the Transfer Agent, is the Funds’ distributor.  Their address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

State Street Bank and Trust Company is the custodian of each Fund’s assets and employs foreign sub-custodians to provide custody of the Funds’ foreign assets.  Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

The SAI has more information about the Advisor and the Funds’ other service providers.

Shareholder Information	-21-	Portfolio Managers and Other Service Providers

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

SHAREHOLDER INFORMATION

The Core Plus Fund offers three classes of shares – Class A shares, Class E shares and Class I shares.  The Credit Focus Yield Fund offers two classes of shares – Class A shares and Class I shares.

Choosing a Share Class

The following is a summary of the differences between Class A Shares, Class E Shares and Class I Shares for each of the Funds:

	Class A	Class E	Class I
Eligible Shareholders	Retail	Accounts maintained through financial intermediaries.
Proprietary accounts of institutional investors such as
• financial institutions,
• pension plans,
• retirement accounts,
• qualified plans and
• certain corporations, trusts,
   estates, religious and charitable
   organizations.

Minimum Initial Investment	$2,500	$2,500	$1,000,000
Subsequent Minimum Investment	$500	$500	$500
Waiver/Reduction of Investment Minimum	None	None
The Advisor may waive the minimum investment for financial intermediaries and other institutions making continuing investments in the Funds on behalf of underlying investors and from time to time for other investors, including retirement plans and employees of the Advisor.

Initial Sales Charge	3.75%	None	None
Contingent Deferred Sales Charge	None*	None	None
Redemption Fee	None	None	None
Ongoing Distribution (12b-1) Fees	0.25%	None	None
Ongoing Shareholder Service Fees	None	0.25%	None
Conversion Feature
Subject to the Advisor’s approval, if investors currently holding Class A or Class E shares meet the criteria for eligible investors and would like to convert to Class I shares, there are no tax consequences.  To inquire about converting your Class A or Class E shares to Class I shares, please call 1-800-395-3807.
			None
*A charge of 1.00% may be imposed on ClassA shares redeemed within one year of purchase by certain investors who did not pay any initial sales charge.

Shareholder Information	-22-	Class Description and Pricing Fund Shares

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Class A Shares

Class A shares are retail shares that require that you pay a front-end sales charge when you invest in a Fund unless you qualify for a reduction or waiver of the sales charge.  The sales charge you pay each time you purchase Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases or other reasons, as indicated below.  The “offering price” you pay for Class A shares includes any applicable front-end sales charge, which is deducted directly from your investment.  It is your responsibility to provide adequate documentation of your eligibility for a reduction or waiver of the sales charge in order to receive it.

Redemptions of Class A shares of a Fund purchased without the imposition of an initial sales charge may be assessed a contingent deferred sales charge if the Fund paid a commission in connection with the purchase of shares and the shares are redeemed within one year of purchase.  For example, the charge would apply in connection with redemptions of shares made within one year of purchase pursuant to the sales charge waiver for purchases of $1 million or more of Fund shares.  Ask your intermediary or, if you are not working with an intermediary, the Fund’s transfer agent, to determine whether a commission was paid in connection with your purchase of shares, and thus whether you may be assessed a contingent deferred sales charge.  This charge is based on the lesser of the original purchase cost or the current market value of the shares being sold.

The sales charge for Class A shares is calculated as follows:

Amount of Purchase	Front End Sales Charge as a percentage of Offering Price	Front End Sales Charge as a percentage of the Amount Invested	Dealer Commission as a percentage of Offering Price
Less than $100,000	3.75%	3.90%	3.75%
$100,000 or more but less than $250,000	3.25%	3.36%	3.25%
$250,000 or more but less than $500,000	2.25%	2.30%	2.25%
$500,000 or more but less than $$750,000	1.75%	1.78%	1.75%
$750,000 or more but less than $1,000,000	1.50%	1.52%	1.50%
$1 million or more and certain other investments described below	None*	None*	See below
*
Each Fund may assess a contingent deferred sales charge (“CDSC”) of 1.00% on the lesser of the original purchase cost or the current market value of the shares being sold on certain redemptions of Class A Shares within one year of purchase.

The sales charge you pay may be higher or lower than the percentages described in the table above due to rounding.  This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria.  The impact of rounding may vary with the size of the investment and the net asset value of the shares.

Any redemption in circumstances where a contingent deferred sales charge may be payable will be made first from shares where no such charge is payable.

Shareholder Information	-23-	Class Description and Pricing Fund Shares

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Class A Share Purchases Not Subject to Initial or Contingent Sales Charges

There are a number of ways you may reduce or eliminate sales charges.  For purposes of these features, your family consists of your spouse – or equivalent if recognized under local law – and your children under the age of 21.  The Advisor may pay dealers a commission of up to 1% on investments made in Class A shares with no sales charge.  Please see the Statement of Additional Information for more information.  You may also call your financial representative or contact the Fund at (800) 395-3807.  Information about the Fund’s sales charges also is available free of charge on the Fund’s website at www.brandesfunds.com.

Front End and Contingent Deferred Sales Charge Reductions

The following investors and investments are not subject to an initial sales charge and, to the extent that the Fund did not pay a commission in connection with the investment, to a contingent deferred sales charge, if determined to be eligible by the Fund or its designee:

•	Retirement plans offered through financial intermediaries or other service providers that have entered into arrangements with the Fund for such purchases.

•
Customers of bank trust departments, companies with trust powers, investment broker dealers and investment advisers who charge fees for services, including investment broker dealers who use wrap fee or similar arrangements and have entered into special arrangements with the Fund specifically for such purchases.

•	Customers participating in fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries.

•
Investors purchasing through financial intermediaries that offer Class A Shares uniformly on a “no load” basis to all similarly situated customers in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares.

•
Customers purchasing through self-directed investment brokerage accounts that may or may not charge a transaction fee to customers, where the broker-dealer has entered into arrangements with the Fund for such purchases.

•
Insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners and has entered into arrangements with the Fund for such purchases.

•	Endowments or foundations that have entered into arrangements with the Fund for such purchases.

•	Investors making rollover investments from retirement plans to IRAs.

•	Certain other investors and members of their immediate families, such as employees of investment dealers and registered investment advisers authorized to sell the Funds.

•	An Officer of the Advisor, Trustee of the Trust, Director or employee of the Advisor, the Fund’s Custodian Bank or Transfer Agent and members of his or her family.

Shareholder Information	-24-	Class Description and Pricing Fund Shares

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Front End Sales Charge Reductions

You may be able to reduce the front end sales charges payable on your purchases of shares as follows:

•
Aggregation – You may be able to aggregate your purchases of Fund shares with those made by members of your family for purposes of relying on the sales charge breakpoints set forth above.  This right may only be available with respect to certain types of accounts.  For example, investments made through employer-sponsored retirement plan accounts may not be aggregated with investments made through individual-type accounts.

•
Concurrent Purchases – You may be able to combine your purchases of Fund shares with those made simultaneously by members of your family for purposes of relying on the sales charge breakpoints set forth above.

•
Rights of Accumulation – You may take into account your accumulated holdings and those of your family members in any of the Brandes Funds’ Class A shares for purposes of relying on the sales charge breakpoints set forth above.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on public offering price of all other shares you and your family own.  You may need to retain appropriate account records to verify the amounts actually invested in order to rely on the ability to receive a breakpoint based on the amounts actually invested in the Brandes Funds.

Letter of Intent – By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Brandes Class A shares Funds.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit towards completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.00% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.  If you establish an LOI with Brandes Funds, you can aggregate your accounts as well as the accounts of your immediate family members.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.  Employer-sponsored retirement plans may be restricted from establishing letters of intent.

●
Reinstatement Privileges – You may reinvest proceeds from a redemption, dividend payment or capital gain distribution from the Fund without the assessment of a front end sales charge, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made from the same account from which the shares were redeemed or that received the dividend payment/distribution.  If the account has been closed, you can reinvest without a sales charge if the new receiving account has the same registration as the closed account.  Any contingent deferred sales charge on such redemption will be credited to your account.  Any future redemptions may be subject to a CDSC based on the original investment date.

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge also may be waived in the following cases:

•	Tax-free returns of excess contributions to IRAs.

Shareholder Information	-25-	Class Description and Pricing Fund Shares

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

•	Redemptions due to death or post purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities).

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document.

The contingent deferred sales charge also may be waived for the following types of transactions if together they do not exceed 12% of the value of an account annually:

•
Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•	If you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Class E Shares

Class E shares are designed primarily for accounts maintained through financial intermediaries.  Class E shares impose annual shareholder servicing fees of up to 0.25% of average daily net assets.  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

Class I Shares

Class I shares are designed primarily for proprietary accounts of institutional investors such as financial institutions, pension plans, retirement accounts, qualified plans and certain corporations, trusts, estates, religious and charitable organizations.  The minimum initial investment for Class I Shares is $1,000,000 and the subsequent investment minimum is $500.  Class I shares are not subject to shareholder servicing fees or Rule 12b-1 fees.

Institutions which may invest in the Fund through Class I Shares include qualified retirement and deferred compensation plans and trusts used to fund those plans (including but not limited to those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”)), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.  Others who may invest in Class I shares include Trustees of the Trust, officers and employees of the Advisor, the Transfer Agent and the Distributor, and their immediate family members, and certain other persons determined from time to time by the Advisor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Transfer Agent).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

As indicated in the table above, the minimum initial investment for Class I Shares may be waived or reduced by the Advisor at any time.  In addition to the circumstances listed in the table, the Advisor may permit certain financial intermediaries to aggregate up to 10 customer accounts to accumulate the requisite $1,000,000 initial investment minimum.

Shareholder Information	-26-	Class Description and Pricing Fund Shares

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Shareholder Service Plan

The Funds have adopted a shareholder service plan that allows each Fund to pay fees to broker-dealers and other financial intermediaries for certain non-distribution services provided to Class E shareholders of the Fund.  Because these fees are paid out of the assets attributable to the Fund’s Class E shares, over time they will increase the cost of your investment in such shares.  Annual shareholder servicing fees under the plan are up to 0.25% of the average daily net assets attributable to Class E shares, of the Fund.

Distribution Plan

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that allows each Fund to pay fees to broker-dealers for certain distribution-related services provided to Class A shareholders.  Because these fees are paid out of the assets attributable to each Fund’s Class A shares, over time they will increase the cost of your investment in such shares.  Annual distribution fees under the plan are up to 0.25% of the average daily net assets attributable to Class A shares of each Fund.

Additional Payments to Dealers

The Advisor may pay amounts from its own resources and not as an additional charge to the Funds, to certain financial institutions in connection with the sale and/or distribution of the Funds’ shares or the retention and/or servicing of the Funds’ shareholders.  These payments, which may include payments for marketing support, are in addition to any servicing fees or distribution fees payable by the Funds.  Because these payments are not made by shareholders or the Funds, the Funds’ total expense ratios will not be affected by any such payments.  These payments sometimes are referred to as “revenue sharing.”  In some cases, such payments may create an incentive for the financial institution to recommend or make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

Anti-Money Laundering

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ anti-money laundering program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at (800) 395-3807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Funds reserves the right to close your account or take any other action it deems reasonable or required by law.

Pricing of Fund Shares

A Fund’s share price is known as its net asset value or “NAV.”  The NAV of shares of a Class of a Fund is calculated by adding the total value of the Fund’s investments and other assets attributable to that Class, subtracting the Fund’s liabilities attributable to that Class, and dividing the result by the number of outstanding shares of the Class (i.e., assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

Shareholder Information	-27-	Class Description and Pricing Fund Shares

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

The Funds sell shares of each Class at the NAV per share of the Class next computed (1) after your selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Fund; or (2) after the Transfer Agent receives your order directly in proper form (which generally means a completed Account Application together with a negotiable check in U.S. dollars drawn on a domestic financial institution or a wire transfer of funds).  You may pay a fee if you buy Fund shares through a broker or agent.  The price you pay to purchase Class A Shares is the Fund’s offering price for Class A Shares, which is the NAV per share for Class A Shares next calculated after the order is received in proper form, plus any applicable sales charge/(load).  The amount you receive when selling Fund Class A Shares is the NAV next calculated after the order is received in proper form, less any applicable contingent deferred sales charge.

Each Fund values its investments at their market value.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Each Fund calculates its NAV for shares of each Class once daily, each day the New York Stock Exchange is open for trading, as of approximately 4:00 p.m. New York time, the normal close of regular trading.  The Funds may invest in securities that are primarily traded in foreign markets which may be open for trading on weekends and other days when the Funds do not price their shares.  As a result, NAV of each Fund’s shares may change on days when you will not be able to purchase or redeem Fund shares.

Fair Value Pricing
The Funds have adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances.  Such circumstances may arise for instance when (a) trading in a security has been halted or suspended or a security has been delisted from a national exchange, (b) a security has not been traded for an extended period of time, (c) a significant event with respect to a security occurs after the close of trading and before the time the Funds calculate their own share prices, or (d) market quotations are not readily available or are not considered reliable for other reasons.  Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Funds attempt to establish the price that they might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Purchasing and Adding to Your Shares

Purchases through a Securities Dealer
You may purchase shares of the Funds through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf.  Each Fund will price an order for shares of a Class at the NAV of the Class next computed, plus any applicable sales charge/(load), after the order is accepted by an authorized dealer or the dealer’s authorized designee.  The Trust and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent
To purchase shares of each Fund directly from the Transfer Agent, complete the Account Application (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent.  You may pay by a check with the Account Application, or by a wire transfer of funds as described below.  All checks must be in U.S. dollars drawn on a domestic bank.  The Fund will not accept payment in cash or money orders.  The Funds do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any payment that is returned.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered to be disadvantageous to shareholders.  Each Fund reserves the right to reject any application.  You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

Shareholder Information	-28-	Class Description and Pricing Fund Shares

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

For overnight delivery, please send to:	For regular mail, please send to:
Brandes Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202	Brandes Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701

The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Payment by Wire
If you are making your first investment in a Fund, before you wire funds the Transfer Agent must have a completed account application.  You may mail your account application or deliver it overnight to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:	Brandes [Fund Name], [name of Class]
[Your name and account number]

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank, N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Before sending any wire, please contact the Transfer Agent at (800) 395-3807 between the hours of 9:00 a.m. and 8:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading to advise it of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Purchasing by Telephone

If your signed account application has been received by the Funds, and you accepted telephone options, you may purchase additional shares of the Funds by calling toll free at (800) 395-3807.  If your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated on a day the NYSE is open.  For security reasons, requests by telephone will be recorded.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  Once a telephone transaction has been placed, it cannot be cancelled or modified.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your request in writing.

Shareholder Information	-29-	Purchasing, Selling & Exchanging Fund Shares

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Purchasing Through the Automatic Investment Plan.  Subsequent Investments (Class A and E Shares Only)
For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under this AIP, the minimum initial investment of $2,500 is waived and you authorize the applicable Fund(s) to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $500.  If you wish to enroll in the AIP, complete the appropriate section on the Account application.  Your signed Account application must be received at least 15 business days prior to the initial transaction.  A $25 fee will be imposed if your AIP transaction is returned for any reason.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent sufficiently in advance of the next withdrawal.  Please contact your financial institution to determine if it is an Automated Clearing House (ACH) member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-395-3807 for additional information regarding the Funds’ AIP.

Retirement Plan Participants
Individual participants in qualified retirement plans should purchase shares of a Fund through their respective plan sponsor or administrator, which is responsible for transmitting orders.  You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRA accounts.  Each Fund may also be appropriate for other retirement plans.  The initial investment minimum is $1,000 for investing in Fund shares through an IRA account and $500 for subsequent investments.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.  The procedures for investing in a Fund depend on the provisions of the plan and any arrangements that the plan sponsor may have made for special processing services.

Other Purchase Information
The Transfer Agent credits shares to your account or the account maintained on your behalf by your plan sponsor, broker-dealer, or other financial intermediary, and does not issue stock certificates.  The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Fund’s shares.

You may also purchase shares of a Fund by paying “in-kind” in the form of securities, provided that such securities are of the type which a Fund may legally purchase and are consistent with the Fund’s investment objectives and policies, that such securities are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that the purchase has been approved by the Advisor.

Shareholder Information	-30-	Purchasing, Selling & Exchanging Fund Shares

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Exchanging Your Shares

You may exchange your shares of any Class of a Fund for shares of the same Class of any other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.

Selling Your Shares

How to Redeem Shares
Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

You may redeem shares by contacting your selected dealer or authorized intermediary.  The selected dealer can arrange for the repurchase of the shares through the Distributor at the NAV next determined after the selected dealer receives your instructions.  The dealer may charge you for this service.  If your shares are held in a dealer’s “street name,” you must redeem them through the dealer.

You may also redeem shares by mailing or delivering instructions to the Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of a Fund, the number of shares or dollar amount to be redeemed and your name and account number.  Additional documents are required for certain type of redemptions such as redemptions from corporations, from partnerships, or from accounts with executors, trustees, administrations or guardians.  The price you will receive for Fund shares redeemed is the next determined NAV for the shares after the Transfer Agent has received a completed redemption request.

Telephone Redemptions
You may establish telephone redemption privileges by checking the appropriate box on the account application.  You can then redeem shares by telephoning the Transfer Agent at (800) 395-3807, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading.  Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the ACH network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees or a signature validation from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Special Factors Regarding Telephone Redemptions
The Trust will use procedures, such as requesting personal or specific information from the person making a telephone redemption, designed to provide reasonable verification of account ownership.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

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Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 30 days;
•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Trust and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Trust also reserves the right, in its sole discretion, to waive any signature guarantee requirement.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Systematic Withdrawal Plan  (Class A and E Shares Only)
You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount (at least $50), generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.   Your account must have a share balance of $10,000 or more.   If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Redemption Payments
Redemption payments will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, and, if required, a signature guarantee and any other necessary documents, except as indicated below.  In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Trust reserves the right to pay any redemption proceeds of shares of each Fund in whole or in part by distributing securities held by the Fund instead of cash, although it is highly unlikely that shares would ever be so redeemed “in kind.”  If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you.  Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

Redemption proceeds are generally paid on the business day following the redemption.  If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the purchase date.

Redemption of Small Accounts
If the value of your investment in a Fund falls below $500 because of redemptions, the Trust may notify you, and if your investment value remains below $500 for a continuous 60-day period, the Trust may redeem your shares.  However, the Trust will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Shareholder Information	-32-	Purchasing, Selling & Exchanging Fund Shares

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Policy on Disruptive Trading

Each Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of a Fund’s investment portfolio (“disruptive trading”).

The Board of Trustees has adopted policies and procedures reasonably designed to monitor each Fund’s trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity.  The Trust reserves the right to modify these policies at any time without shareholder notice.  In particular, the Trust or the Advisor may, without any prior notice, reject a purchase order of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Trust or the Advisor, actual or potential harm to a Fund.  The Advisor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.

The Trust currently considers any shareholder (or, in the case of omnibus or retirement plan accounts, any beneficial owner or plan participant) to be engaged in excessive trading if he or she purchases and sells approximately the same amount of shares of a Fund (without regard to Class) more than four times in any twelve-month period.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of a Fund if the Trust or the Advisor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Trust and the Advisor to prevent disruptive trading within a Fund and the adverse impact of such activity, there is no guarantee that the Trust’s policies and procedures will be effective.  Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time, a Fund may have experienced some or all of its adverse affects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in a Fund, the Trust and the Advisor consider only the information actually available to them at the time.

In addition, the Trust receives orders through financial intermediaries (such as brokers, retirement plan record keepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within a Fund.  If a financial intermediary establishes an omnibus account with a Fund, the Advisor is limited in its ability to determine whether trades placed through the financial intermediary may signal excessive trading.  Consequently, the Advisor may not be able to detect disruptive trading in Fund shares and, even if it does detect disruptive trading, may be unable to stop such activity.  Also, there may exist multiple tiers of financial intermediaries, each utilizing an omnibus account structure that may further compound the difficulty to the Trust of detecting and stopping disruptive trading activity in Fund shares.  However, the Advisor has entered into written agreements with the Trust’s financial intermediaries under which each intermediary must, upon request, provide the Trust with certain shareholder and identity trading information so that the Fund can enforce its disruptive trading policies.

To the extent that the Trust or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase the Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.  The costs of such activities would be borne by all shareholders of the Fund, including the long-term investors who do not generate the costs.  Additionally, frequent trading may interfere with the Advisor’s ability to efficiently manage the Fund and compromise its portfolio management strategies.

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Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

The Funds invest in foreign securities and may be particularly susceptible to short duration trading strategies.  This is because time zone differences among international securities markets can allow a shareholder engaging in a short duration strategy to exploit the Funds’ share prices that are based on closing prices of securities established some time before a Fund calculates its own share price (typically 4:00 p.m. Eastern time).  In addition, to the extent a Fund significantly invests in high yield bonds, because these securities are often infrequently traded, investors may seek to trade shares of the Fund in an effort to benefit from their understanding of the value of these securities.  Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than funds which invest in highly liquid securities and cause dilution in the value of Fund shares held by other shareholders.

Shareholder Information	-34-	Purchasing, Selling & Exchanging Fund Shares

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Dividends and Distributions

Each Fund expects to pay income dividends monthly, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

Each Fund automatically reinvests dividends and capital gain distributions in additional shares at the relevant NAV on the reinvestment date unless you have previously requested cash payment in writing to the Transfer Agent.  If you elect to receive distributions and/or capital gains in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the current relevant NAV, and to reinvest all subsequent distributions.

Any such cash payment or distribution paid by a Fund has the effect of reducing its NAVs on the reinvestment date by the amount of the dividend or distribution.  If you purchase shares shortly before the record date of a dividend or distribution, the distribution will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of your capital.

Taxes

Distributions made by a Fund will be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) whether received in shares (through dividend reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to such shareholders as ordinary income.  Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of a Fund have been held.  Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December.  Each Fund will inform you annually of the amount and nature of its distributions.

Dividends and interest earned by each Fund may be subject to withholding and other taxes imposed by foreign countries.  However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes.  Each Fund will also notify you each year of the amounts available as credits.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

An exchange of a Fund’s shares for shares of another Brandes Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction may be subject to federal income tax.

The SAI contains information about taxes.  Consult your own advisers about federal, state and local taxation of distributions from a Fund.

Shareholder Information	-35-	Dividends, Distributions and Taxes

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

INDEX DESCRIPTIONS

The Barclays U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds.  The Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including treasuries, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities and commercial mortgage-backed securities sectors.  The index is a total return index which reflects the price changes and interest of each bond in the index.  The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

The Barclays U.S. Intermediate Credit Bond Index (formerly known as the Lehman Brothers U.S. Intermediate Credit Bond Index) is an unmanaged index consisting of U.S. dollar denominated, publicly issued, fixed-rate corporate securities. Issues must have at least $250 million par amount outstanding and have a maturity from one up to (but not including) ten years.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

Please note that all indices are unmanaged and therefore direct investment in an index is not possible.

Shareholder Information	-36-	Index Descriptions

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Core Plus Fund’s financial performance since its commencement of operations.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Information presented in the tables below for the periods ended September 30, 2011 and 2012 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.  Prior to the period ended September 30, 2011, the information in the tables below was audited by the Funds’ previous independent registered public accounting firm.  The Core Plus Fund’s Class A shares recently commenced operations and therefore do not have a financial performance record.

Shareholder Information	-37-	Financial Highlights

Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Brandes Core Plus Fixed Income Fund – Class E Shares

For a Class E capital share outstanding throughout the period	Year Ended September 30,				May 28, 2008*
	2012	2011	2010	2009	Through September 30, 2008
Net asset value, beginning of period	$9.36	$9.66	$8.96	$8.70	$9.99
Income from investment operations:
Net investment income	0.38 (4)	0.47 (4)	0.54 (4)	0.47	0.24
Net realized and unrealized gain/(loss) on investments	0.50	(0.12)	0.64	0.25	(1.31)
Net increase from payments by affiliates	—	—	—	—	0.02
Total from investment operations	0.88	0.35	1.18	0.72	(1.05)
Less distributions:
From net investment income	(0.44)	(0.48)	(0.48)	(0.46)	(0.24)
From net realized gains	(0.19)	(0.17)	—	—	—
Total distributions	(0.63)	(0.65)	(0.48)	(0.46)	(0.24)
Net asset value, end of period	$9.61	$9.36	$9.66	$8.96	$8.70
Total return	9.85%	3.72%	13.47%	8.86%	(10.62	)%(1) (3)
Ratios/supplemental data:
Net assets, end of period (millions)	$6.9	$3.8	$2.7	$1.0	$0.0
Ratio of expenses to average net assets
Before expense reimbursement/waiver	1.45%	1.48%	1.48%	1.84%	7.19	%(2)
After expense reimbursement/waiver	0.70%	0.70%	0.70%	0.70%	0.70	%(2)
Ratio of net investment income to average net assets
Before expense reimbursement/waiver	3.33%	4.12	5.02%	4.81%	2.05	%(2)
After expense reimbursement/waiver	4.06%	4.90%	5.80%	5.95%	8.54	%(2)
Portfolio turnover rate	31.59%	91.18%	150.89%	22.06%	404.25	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)
In 2008, 0.20% of the Fund’s total return includes a voluntary reimbursement by the Advisor for a realized investment loss on a transaction not meeting the Fund’s investment guidelines.  Excluding this item, total return would have been (10.82)%.

(4)	Net investment income per share has been calculated based on average shares outstanding during the period.
  *    Commenced operations on May 28, 2008.

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Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Brandes Core Plus Fixed Income Fund – Class I Shares

For a Class I capital share outstanding throughout the period	Year Ended September 30,				December 28, 2007*
	2012	2011	2010	2009	Through September 30, 2008
Net asset value, beginning of period	$9.35	$9.65	$8.95	$8.69	$10.00
Income from investment operations:
Net investment income	0.40 (4)	0.49 (4)	0.56 (4)	0.49	0.44
Net realized and unrealized loss on investments	0.50	(0.12)	0.64	0.25	(1.33)
Net increase from payments by affiliates	—	—	—	—	0.02
Total from investment operations	0.90	0.37	1.20	0.74	(0.87)
Less distributions:
From net investment income	(0.46)	(0.50)	(0.50)	(0.48)	(0.44)
From net realized gains	(0.19)	(0.17)	—	—	—
Total distributions	(0.65)	(0.67)	(0.50)	(0.48)	(0.44)
Net asset value, end of period	$9.60	$9.35	$9.65	$8.95	$8.69
Total return	10.06%	3.94%	13.73%	9.07%	(9.00	)%(1) (3)
Ratios/supplemental data:
Net assets, end of period (millions)	$25.3	$23.2	$24.8	$23.9	$4.7
Ratio of expenses to average net assets
Before expense reimbursement/waiver	1.23%	1.25%	1.25%	2.20%	7.93	%(2)
After expense reimbursement/waiver	0.50%	0.50%	0.50%	0.50%	0.50	%(2)
Ratio of net investment income to average net assets
Before expense reimbursement/waiver	3.55%	4.36%	5.25%	4.27%	1.39	%(2)
After expense reimbursement/waiver	4.28%	5.11%	6.00%	5.97%	6.04	%(2)
Portfolio turnover rate	31.59%	91.18%	150.89%	22.06%	404.25	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)
In 2008, 0.21% of the Fund’s total return includes a voluntary reimbursement by the Advisor for a realized investment loss on a transaction not meeting the Fund’s investment guidelines.  Excluding this item, total return would have been (9.21)%.

(4)	Net investment income per share has been calculated based on average shares outstanding during the period.
  *    Commenced operations on December 28, 2007.

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Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Brandes Credit Focus Yield Fund – Class A Shares
(prior to January 31, 2013 – Class S Shares)

For a Class A capital share outstanding throughout the period	March 2, 2012*
	Through September 30, 2012
Net asset value, beginning of period	$10.10
Income from investment operations:
Net investment income	0.16	(3)
Net realized and unrealized gain/(loss) on investments	0.29
Net increase from payments by affiliates	—
Total from investment operations	0.45
Less distributions:
From net investment income	(0.16)
From net realized gains	—
Total distributions	(0.16)
Net asset value, end of period	$10.39
Total return	4.51	%(1)
Ratios/supplemental data:
Net assets, end of period (millions)	—
Ratio of expenses to average net assets
Before expense reimbursement/waiver	1.05	%(2)
After expense reimbursement/waiver	0.95	%(2)
Ratio of net investment income to average net assets
Before expense reimbursement/waiver	2.60	%(2)
After expense reimbursement/waiver	2.69	%(2)
Portfolio turnover rate	162.73	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
  *    Commenced operations on March 2, 2012.

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Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

Brandes Credit Focus Yield Fund – Class I Shares

For a Class I capital share outstanding throughout the period	February 1, 2012*
	Through September 30, 2012
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.23	(3)
Net realized and unrealized gain/(loss) on investments	0.38
Net increase from payments by affiliates	—
Total from investment operations	0.61
Less distributions:
From net investment income	(0.22)
From net realized gains	—
Total distributions	(0.22)
Net asset value, end of period	$10.39
Total return	6.23	%(1)
Ratios/supplemental data:
Net assets, end of period (millions)	$19.3
Ratio of expenses to average net assets
Before expense reimbursement/waiver	2.35	%(2)
After expense reimbursement/waiver	0.70	%(2)
Ratio of net investment income to average net assets
Before expense reimbursement/waiver	1.74	%(2)
After expense reimbursement/waiver	3.39	%(2)
Portfolio turnover rate	162.73	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
  *    Commenced operations on January 31, 2012.

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Table of Contents - Brandes Core Plus Fixed Income Fund Prospectus & Brandes Credit Focus Yield Fund Prospectus

APPENDIX A
SUMMARY OF CREDIT RATINGS

The following summarizes the descriptions for some of the general ratings referred to in the Funds’ prospectus and Statement of Additional Information.  Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value.  The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions.  A lag frequently occurs between the time a rating is assigned and the time it is updated.  Ratings are therefore general and are not absolute standards of quality.

Credit Ratings – General Securities

The following summarizes the descriptions for some of the general ratings referred to in the Funds’ prospectus and SAI.  The descriptions for the ratings for municipal securities and commercial paper follow this section.  Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Bonds
Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa:  Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

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-A-1

B:  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Rating Refinements:  Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Bonds
AAA:  Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA:  Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

A:  Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

BBB:  Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

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B:  Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C:  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:  obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Bonds
AAA:  Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:  Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

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A:  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:  Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

BB:  Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B:  Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:  Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:  Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:  Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Credit Ratings – Municipal Securities and Commercial Paper

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. Tax-Exempt Municipals
Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth above under the “Bonds” section of the Moody’s descriptions.
Advance refunded issues:  Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, e.g., # Aaa.

Municipal Note Ratings
Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.

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Commercial Paper
Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1:  Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Municipal Bond Ratings
AAA -- Prime Grade:  These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligations Bonds:  In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

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Revenue Bonds:  Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA -- High Grade:  The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A -- Good Grade:  Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds:  There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds:  Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements:  Standard & Poor’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Municipal Note Ratings
Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Commercial Paper
A-1:  A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

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A-3:  A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper
F-1:  Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2:  Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3:  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:  Default. Denotes actual or imminent payment default.

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PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Fund without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, such as a broker-dealer, the privacy policy of your financial intermediary governs how your nonpublic personal information would be shared with nonaffiliated third parties.

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For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual/Quarterly Reports:
The Funds’ annual, semi-annual and quarterly reports to shareholders contain detailed information on each Fund’s investments.  The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including operations and investment policies.  It is incorporated by reference in and is legally considered a part of this prospectus.

You may also obtain free copies of such reports and the SAI, or request other information and discuss your questions about the Fund, by contacting us at:

Brandes Funds
11988 El Camino Real, Suite 600
San Diego, CA 92130
800-331-2979 (Fund-level inquiries)
800-395-3807 (Trade/Account inquiries)
www.brandesfunds.com

You can also review the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  In addition, you can get text-only copies:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or e-mailing the Commission at: publicinfo@sec.gov.

•	Free from the Commission’s Website at http://www.sec.gov.

Investment Company Act File No. 811-8614.

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BRANDES
________________

Separately Managed Account Reserve Trust

SMARX

Prospectus

January 31, 2013

as supplemented, February 7, 2013

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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Separately Managed Account Reserve Trust

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SUMMARY SECTION

Separately Managed Account Reserve Trust

Investment Objective
The Separately Managed Account Reserve Trust (the “Fund”) seeks to maximize long-term total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (fees paid from Fund assets)
Management Fees(1)(3)	0.55%
Other Expenses(2)(3)	0.32%
Total Annual Fund Operating Expenses(3)	0.87%
Less Fee Waiver and/or Expense Reimbursement(3)	-0.87%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.00%

(1)
The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor.  The amount under “Management fees” reflects the estimated amount of fees that would be attributable to advisory services if the Advisor charged the Fund for its services.

(2)
The Fund does not pay any other ordinary expenses.  The amount under “Other expenses” reflects the estimated amount of operating expenses of the Fund which would be paid if the fees were not paid by the Advisor.

(3)
Investors in the Fund must be clients of “wrap account” programs sponsored by broker-dealers which have an agreement with the Advisor, or certain other persons or entities.  The Advisor has agreed to pay or reimburse all expenses of the Fund other than extraordinary expenses.  See “Shareholder Information.”

Example
This Example illustrates the amount of expenses you could incur if the Advisor charged the Fund for its services.  This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

Investment Objective, Strategies & Risks	-3-

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.44% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of debt securities. These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by U.S. and foreign companies, collateralized mortgage obligations, and U.S. and foreign mortgage-backed and asset-backed debt securities.  The Fund may invest up to 60% of its total assets in non-U.S. dollar securities, and may engage in currency hedging.  Brandes Investment Partners, L.P., the investment advisor to the Fund (the “Advisor”), generally uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  (Up to 60% of the Fund’s total debt securities may be in junk bonds.) The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requirements for redemption of Fund shares.

Principal Investment Risks
Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Credit Risk – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.

•
Currency Risks – Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Interest Rate Risk – As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates.  When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase.

•
Foreign and Emerging MarketsSecurities Risk – Investing in foreign securities poses additional risks.  The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the issuers of these securities are located.  Emerging markets countries involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies may experience substantial fluctuations or steady devaluation relative to the U.S. dollar.

Investment Objective, Strategies & Risks	-4-

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•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell.  Illiquid securities may also be difficult to value.The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.

•
Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

•
Non-Investment Grade (Junk Bond) Securities Risk – Below investment grade debt securities (commonly known as “high yield bonds” or “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk – The Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

Performance
The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund since its inception.  The table below compares the Fund’s total return over time to broad-based indices.  The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.brandesinstitutionalfunds.com.

Separately Managed Account Reserve Trust
Year-by-Year Total Returns as of December 31, 2012
Best Quarter	Q2	2009	20.91%
Worst Quarter	Q3	2008	-16.44%

Investment Objective, Strategies & Risks	-5-

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Separately Managed Account Reserve Trust
Average Annual Total Returns
For periods ending December 31, 2012

Separately Managed Account Reserve Trust	1 Year	5 Years	Since Inception (October 3, 2005)
Return Before Taxes	14.88%	7.27%	6.50%
Return After Taxes on Distributions	12.55%	4.43%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares	9.59%	4.42%	3.81%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.78%
Barclays Capital U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.10%	6.71%	6.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Charles S. Gramling, CFA	Director of Fixed Income and Fixed Income Investment Committee Member	2007
David J. Gilson, CFA	Associate Portfolio Manager/Analyst and Fixed Income Investment Committee Member	2007
Timothy M. Doyle, CFA	Fixed Income Associate Portfolio Manager/Analyst Fixed Income Investment Committee Member	2012

Purchase and Sale of Fund Shares
In most cases, purchase and redemption orders are effected based on instructions from the wrap program advisor (in its capacity as investment advisor or sub-advisor to the applicable wrap account) to the broker-dealer who executes trades for the account.  The sponsor or broker-dealer acting on behalf of an eligible client must submit a purchase or redemption order to the Transfer Agent, by telephone at (800) 395-3807, either directly or through an appropriate clearing agency.  The Fund has no maximum or minimum initial investment requirements.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective, Strategies & Risks	-6-

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INVESTMENT OBJECTIVE, POLICIES AND RISKS

Investment Objective

The Fund’s investment objective is to maximize long-term total return.  The Fund’s investment objective is fundamental and may only be changed with shareholder approval.

Investment Policies

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of debt securities.

The Fund invests primarily in debt securities that the Advisor believes offer attractive yield premiums over relatively risk-free U.S. Treasury securities based upon an analysis of the issuer’s ability to repay and the quality of the collateral (if any) supporting the debt obligation.  The Advisor’s fixed income strategy values debt securities using a bottom-up security selection process based on fundamental credit analysis and cash flow valuation.  Its fixed income process relies upon the principles of Graham & Dodd as set forth in their classic work Security Analysis.  These principles direct the value investor to examine quantitatively the fundamental credit quality of the issuer rather than be distracted by secondary, shorter term factors.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.  The Advisor does not include formal consideration of general economic scenarios in its investment process, nor does it attempt to predict short-term movements of interest rates.  The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The assessment of intrinsic value is based upon present day pricing information, quantitative cash flow valuation techniques, financial statement and collateral analysis, and actual and projected ratings in determining if a given security is attractively priced.  Although the Fund uses the Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) as its benchmark, sector, industry, and issuer weightings in the Fund can vary materially from the Index from time to time.

The Fund invests primarily in a wide variety of debt securities.  These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by U.S. and foreign companies, and U.S. and foreign mortgage-backed and asset-backed debt securities.  The Fund limits its exposure to a single issuer of a security to 5% of the Fund’s total assets measured at the time of purchase (with the exception of obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities), and limits its exposure to any single third party guarantor to 10% of the Fund’s total assets, measured at the time of purchase, except that up to 25% of the Fund’s total assets may be invested without regard to these limitations.

The Fund invests in both investment grade securities and non-investment grade securities (also known as “high yield bonds” or “junk bonds”).  The Advisor deems any security rated at least BBB- (or its equivalent) by one or more of Moody’s, Standard & Poor’s, or Fitch, or any security that has been determined by the Advisor to be of comparable quality, to be investment grade.  The Fund may invest up to 60% of its total assets, measured at the time of purchase, in high yield securities when the Advisor believes such securities offer attractive yield premiums relative to other securities of similar credit quality and interest rate sensitivity.  These securities may be rated as low as D (securities in default of payment of interest and/or principal) or not rated.

The Advisor will not invest more than 25% of the Fund’s total assets, measured at the time of purchase, in securities of issuers in any one industry (other than the U.S. Government, its agencies and instrumentalities).  The Fund will not invest more than 60% of its total assets, measured at the time of purchase, in securities that trade and make payments in foreign (non-U.S.) currencies.  The Fund may hedge its exposure to fluctuations in the value of currencies.

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The Fund may invest in instruments of any maturity.  The Advisor primarily uses effective duration and modified duration measures (“duration”) to approximate the sensitivity of a security’s price to changes in interest rates.  The longer a security’s duration, the more sensitive it will be to changes in interest rates.  Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.  The average portfolio duration of the Fund typically will vary and, under normal market conditions, will range between one and ten years.

Selling Portfolio Securities
The Fund sells portfolio securities when the Advisor determines that a security has reached its intrinsic value, the Advisor’s research process identifies a significantly better investment opportunity, or the Advisor’s assessment of the security’s intrinsic value declines.  The Fund may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund.  At the time of purchase the Advisor generally intends to hold securities for a period of two to five years, but actual holding periods for individual securities can be significantly less than two years.

The Fund will from time to time invest in new issue, mortgage-backed securities on a “when issued” basis (known as “TBA securities”).  An investment in a TBA security represents a commitment by the investor to accept delivery of mortgage-backed securities at a later date, usually one or two months after investment, upon which the investment is settled.  Under normal circumstances, the investment never settles.  Rather, in the month of settlement, the commitment to accept delivery is “rolled” forward to a subsequent month.  This rolling activity is accounted for as a sale of the original TBA security and a purchase of a new TBA security. This accounting increases the stated turnover of the Fund even though the Fund’s position with respect to the TBA security is largely unchanged.  If the Fund includes the rolling activity, the Fund’s portfolio turnover will typically be 150%-300% per year.  Excluding the rolling activity, the turnover will typically be 50%-100% per year.

Short-Term Investments
The Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies.  As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.

Other Investment Techniques and Restrictions
The Fund will use certain other investment techniques, and has adopted certain investment restrictions, which are described in the Statement of Additional Information (“SAI”).  Like the Fund’s investment objective, certain of these investment restrictions are fundamental and may be changed only by a majority vote of the Fund’s outstanding shares.

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Principal Risks of Investing in the Fund

The Advisor will apply the investment techniques described above in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  The value of your investment in the Fund will fluctuate, which means you could lose money.  You should consider an investment in the Fund as a long-term investment.

Interest Rate Risks
The income generated by debt securities owned by the Fund will be affected by changing interest rates.  In addition, as interest rates rise the values of fixed income securities held by the Fund are likely to decrease.  Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

Credit Risks
Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.  In addition, the Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations.

Currency Risks
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar.  Such changes will also affect the Fund’s income.

Liquidity Risks
Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.  Investments in foreign securities, derivatives (e.g. options on securities, securities indexes, and foreign currencies) and securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.  Illiquid securities may also be difficult to value.

High Yield Risks
As a result of its investments in high yield securities and unrated securities of similar credit quality, the Fund may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce the Fund’s ability to sell its high yield securities. If the issuer of a security is in default with respect to interest payments or principal payments, the Fund may lose its entire investment in the security.

Mortgage Risks
Mortgage-related securities are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, when holding mortgage-related securities in a period of rising interest rates, the Fund may exhibit additional volatility.  In addition, mortgage-related securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates.

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Foreign Securities Risks
Investments in foreign securities involve special risks.  Because the Fund may invest in securities payable in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, thus reducing the Fund’s return.  Investments in securities issued by entities outside the United States may also be affected by conditions affecting local or regional political, social or economic stability; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriations; changes in tax policy; greater market volatility; and differing securities market structures and practices.

Value Style Risks
In managing the Fund, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused a Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Portfolio Turnover Risks
The Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases the Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  The most recent information about the Fund’s portfolio holdings can be found in its annual or semi-annual or quarterly shareholder report.  For information about receiving this report, see the back cover.

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FUND MANAGEMENT

The Fund is a series of Brandes Investment Trust, a Delaware statutory trust (the “Trust”).  The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Advisor and other service providers.  The Trust’s officers conduct and supervise its daily business operations.

The Investment Advisor

Brandes Investment Partners, L.P. (the “Advisor”) has been in business, through various predecessor entities, since 1974.  As of December 31, 2012, the Advisor managed approximately $27.2 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  The Advisor’s offices are at 11988 El Camino Real, Suite 600, San Diego, California 92130.

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Fund, including determining which securities are bought and sold.  The Advisor does not charge the Fund for its services.  A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s semi-annual report for the period ended March 31, 2012.

Portfolio Managers

The Fund’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Advisor.  All investment decisions for the Fund are the responsibility of the Advisor’s Fixed Income Investment Committee (“Committee”).  The members of the Committee are Charles S. Gramling, CFA, David J. Gilson, CFA and Timothy M. Doyle, CFA.  The Committee reviews the research and trade recommendations provided to it by members of the Advisor’s Fixed Income Group.  The members of the Committee discuss the recommendations with the Fixed Income Group and make purchase and sell decisions based upon a unanimous vote of the voting members of the Committee.  The SAI has more information about the Committee, including information about the Fund’s portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Portfolio Managers	Length of Service with the Fund	Business Experience During the Past Five Years

Charles Gramling, CFA	Since 2005
Charles S. Gramling, CFA
Director of Fixed Income
Chuck Gramling is co-head of the Fixed Income Group and a member of the Fixed Income Investment Committee.  Prior to joining Brandes, he was a senior vice president and portfolio manager with Scudder Kemper Investments (which later became Deutsche Asset Management), where he primarily managed insurance, reinsurance, and co-mingled fixed income portfolios, and led teams of investment professionals dedicated to monitoring and trading various sectors of the fixed income market.  Prior to that, Mr. Gramling provided accounting and financial management services to the portfolio companies of the Polaris Group, a mezzanine finance company.  Mr. Gramling also has public accounting experience.  He earned his BS in accounting from Marquette University and is a member of the Milwaukee Investment Analyst Society.  He has 17 years of investment experience.

Director of Fixed Income, Brandes Investment Partners 2005-Present
Fixed Income Portfolio Manager, Brandes Investment Partners 1999-2004

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Portfolio Managers	Length of Service with the Fund	Business Experience During the Past Five Years
David Gilson, CFA	Since 2005
David J. Gilson, CFA
Associate Portfolio Manager/Analyst
Dave Gilson is an associate portfolio manager and analyst for the Brandes Fixed Income Group.  He is also a member of the Fixed Income Investment Committee.  Prior to joining Brandes, Mr. Gilson was a consultant to corporations in turnaround situations and was the CFO of a small consumer product business.  Previously, he was a bond analyst covering high yield media & telecommunications credits at Fleet Securities and BancAmerica Robertson Stephens.  Mr. Gilson was also an associate fund manager and senior analyst responsible for high yield funds and an equity hedge fund at American Express Financial Advisors.  He earned his BBA from Baylor University and is a member of the Milwaukee Investment Analyst Society. He has 22 years of investment experience.

Fixed Income Associate Portfolio Manager/Analyst, Brandes Investment Partners 2002-Present
President, VALUE Restoration, Inc. 2001-2002
Chief Financial Officer, James Page Brewing Company 1999-2001

Timothy M. Doyle, CFA	Since 2012
Timothy M. Doyle, CFA
Associate Portfolio Manager/Analyst
Tim Doyle is an Associate Portfolio Manager and Analyst for the Brandes Fixed Income Group.  He is involved in strategy, portfolio management and trading.  He is also a member of the Fixed Income Investment Committee.  Before joining Brandes, Mr. Doyle was an Assistant Vice President and Portfolio Manager with Scudder Kemper Investments (which later became Deutsche Asset Management).  He was also the leader of the U.S. Government/U.S. Agency Sector Team and a member of that firm’s Investment Policy Committee.  Mr. Doyle earned his BS in finance from Marquette University and his MBA in finance and economics from Loyola University.  He is a member of the Milwaukee Investment Analyst Society and has 17 years of investment experience.

Fixed Income Associate Portfolio Manager/Analyst, Brandes Investment Partners 2002-Present
Fixed Income Associate Portfolio Manager/Analyst, Branded Investment Partners 2000-2002

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the Fund’s administrator, fund accountant and transfer and dividend disbursing agent.  Quasar Distributors, LLC (the “Distributor”), an affiliate of the Transfer Agent, is the Fund’s distributor.  Their address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

State Street Bank and Trust Company is the custodian of the Fund’s assets and employs foreign sub-custodians to provide custody of the Fund’s foreign assets.  Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

The SAI has more information about the Advisor and the Fund’s other service providers.

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SHAREHOLDER INFORMATION

Who May Invest in the Fund

Shares of the Fund may be purchased by or on behalf of clients of “wrap account” programs sponsored by broker-dealers which have an agreement with the Advisor.  The Board of Trustees may from time to time allow other persons or entities to purchase shares of the Fund, including employee benefit plans, Trustees of the Fund and employees of the Advisor.  The Fund intends to redeem shares held by or on behalf of any shareholder who ceases to be an eligible investor as described above and by purchasing shares each investor agrees to any such redemption.

Anti-Money Laundering

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at (800) 395-3807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

Pricing of Fund Shares

The price of the Fund’s shares is based on its per share net asset value (“NAV”).  The NAV is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities, and dividing the result by the number of outstanding shares of the Fund:

NAV =	Total Assets-Liabilities Number of Shares Outstanding

The Fund values its investments at their market value.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Fund calculates its NAV once daily, each day the New York Stock Exchange is open for trading, as of approximately 4:00 p.m. New York time, the normal close of regular trading.  The Fund may invest in securities that are primarily traded in foreign markets which may be open for trading on weekends and other days when the Fund does not price its shares.  As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem Fund shares.

Fair Value Pricing
The Fund has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances.  Such circumstances may arise for instance when (a) trading in a security has been halted or suspended or a security has been delisted from a national exchange, (b) a security has not been traded for an extended period of time, (c) a significant event with respect to a security occurs after the close of trading and before the time the Fund calculates its own share price, or (d) market quotations are not readily available or are not considered reliable for other reasons.  Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

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Purchasing and Adding to Your Shares

Purchases through Your Wrap Program
In most cases, purchase and redemption orders are effected based on instructions from the wrap program advisor (in its capacity as investment advisor or sub-advisor to the applicable wrap account) to the broker-dealer who executes trades for the account.  The Fund will process purchase and redemption orders at the NAV next calculated after the broker-dealer receives the order on behalf of the account.  Orders received by the broker-dealer prior to 4:00 p.m. Eastern Time on a day when the New York Stock Exchange is open for trading will be processed at that day’s NAV, even if the order is received by the Transfer Agent after the Fund’s NAV has been calculated that day.  The Fund reserves the right to cancel an order for which payment is not received from a broker-dealer by the third business day following the order.

Purchase Procedures
Shares must be purchased through a wrap program sponsor or a broker-dealer designated by such sponsor.  The Fund has no maximum or minimum initial investment requirements.  The sponsor or broker-dealer acting on behalf of an eligible client must submit a purchase order to the Transfer Agent, (800) 395-3807, either directly or through an appropriate clearing agency.  The sponsor or broker-dealer submitting an order to purchase shares must arrange to have federal funds wired to the Transfer Agent.  Wiring instructions may be obtained by calling (800) 395-3807.

Other Purchase Information
The Transfer Agent credits shares to an account maintained on your behalf by the sponsor or broker-dealer, and does not issue stock certificates.  The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Fund’s shares.

Selling Your Shares

How to Redeem Shares
The sponsor or broker-dealer acting on behalf of an eligible client must submit a redemption order to the Transfer Agent, (800) 395-3807, either directly or through an appropriate clearing agency.

Redemption Payments
You may redeem shares of the Fund at any time, without cost, at the NAV next determined after the Transfer Agent receives your redemption order.  Redemption proceeds will normally be sent by wire within seven days after receipt of the redemption request.  Redemption proceeds on behalf of shareholders who are no longer eligible to invest in the Fund will generally be paid by check.

In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Fund reserves the right to pay any redemption proceeds in whole or in part by distributing securities held by the Fund instead of cash, although it is highly unlikely that shares would ever be so redeemed “in kind.”  If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you.  Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

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Policy On Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).  As all purchase and redemption orders are initiated by the wrap program advisor or sub-advisor, wrap account clients are not in a position to effect purchase and redemption orders and are not able to directly trade in Fund shares.  However, because the Fund is designed to be a component of wrap accounts that also invest in securities and other investments at the direction of the wrap program’s advisor or sub-advisor, shares of the Fund may be purchased or redeemed on a frequent basis for rebalancing purposes, to invest new funds, or to accommodate reductions in account sizes, and the Fund is managed in a manner consistent with its role in such wrap accounts.

The Board of Trustees has adopted policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity. The Fund reserves the right to modify these policies at any time without shareholder notice.  In particular, the Fund or the Distributor may, without any prior notice, reject a purchase order of any person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Fund or the Distributor, actual or potential harm to the Fund.  The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of the Fund if the Fund or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Fund and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that Fund’s policies and procedures will be effective.  Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time, the Fund may have experienced some or all of its adverse effects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Fund, the Fund and the Distributor consider only the information actually available to them at the time.

To the extent that the Fund or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of the Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase the Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.  The costs of such activities would be borne by all Fund shareholders, including the long-term investors who do not generate the costs.  Additionally, frequent trading may interfere with the Advisor’s ability to efficiently manage the Fund and compromise its portfolio management strategy.

Dividends and Distributions

The Fund expects to pay income dividends monthly, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

The Fund automatically pays dividends and capital gains distributions in cash on the record date for the dividend or capital gain distribution (each such date, a “Record Date”) unless the Fund has been notified by the Advisor to make such payments in additional shares at the NAV on the Record Date.

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Any such cash payment or distribution paid by the Fund has the effect of reducing the NAV on the applicable Record Date by the amount of the dividend or distribution.  If you purchase shares shortly before the applicable Record Date, the distribution will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of your capital.

Taxes

Distributions made by the Fund will be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) whether received in shares (through dividend reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to such shareholders as ordinary income.  Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held.  Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December.  The Fund will inform you annually of the amount and nature of its distributions.

Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries.  However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes.  The Fund will also notify you each year of the amounts available as credits.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

The SAI contains information about taxes.  Consult your own advisors about federal, state and local taxation of distributions from the Fund.

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INDEX DESCRIPTIONS

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds. The Index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

The Barclays Capital U.S. Intermediate Credit Bond Index (formerly known as the Lehman Brothers U.S. Intermediate Credit Bond Index) is an unmanaged index consisting of U.S. dollar denominated, publicly issued, fixed-rate corporate securities. Issues must have at least $250 million par amount outstanding and have a maturity from one up to (but not including) ten years.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

Please note that all indices are unmanaged and therefore direct investment in an index is not possible.

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FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund’s financial performance since its commencement of operations.  Certain information reflects financial results for a single Fund share.  The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Information presented in the tables below for the periods ended September 30, 2011 and 2012, has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.  Prior to the periods ended September 30, 2011 the information in the tables below was audited by the Fund’s previous independent registered public accounting firm.

Separately Managed Account Reserve Trust

For a capital share outstanding throughout the period	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$8.32	$8.46	$7.46	$6.97	$9.61
Income (Loss) from investment operations:
Net investment income	0.49 (2)	0.52 (2)	0.60 (2)	0.64	0.81
Net realized and unrealized gain/(loss) on investments	0.73	(0.12)	0.97	0.47	(2.63)
Net increase from payments by affiliates	—	—	—	—	0.01
Total from investment operations	1.22	0.40	1.57	1.11	(1.81)
Less dividends and distributions:
Dividends from net investment income	(0.53)	(0.54)	(0.57)	(0.62)	(0.81)
Dividends from net realized gain	—	—	—	—	(0.02)
Total dividends and distributions	(0.53)	(0.54)	(0.57)	(0.62)	(0.83)
Net asset value, end of period	$9.01	$8.32	$8.46	$7.46	$6.97
Total return	15.13%	4.61%	21.81%	18.25%	(20.15	)%(3)

Net assets, end of period (millions)	$141.6	$142.4	$158.5	$157.5	$154.6
Ratio of net expenses to average net assets (1)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets (1)	5.66%	5.98%	7.53%	10.15%	9.28%
Portfolio turnover rate	27.44%	56.16%	36.90%	40.53%	157.66%
(1)
Reflects the fact that no fees or expenses are incurred by the Fund.  The Fund is an integral part of “wrap-fee” programs sponsored by investment advisors and/or broker-dealers unaffiliated with the Fund or the Advisor.  Participants in these programs pay a “wrap” fee to the sponsor of the program.

(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)
The Fund’s total return includes voluntary reimbursement by the Advisor for a realized investment loss on a transaction not meeting the Fund’s investment guidelines.  This item had an impact of less than 0.005% on the SMART Fund’s total return.

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APPENDIX A

SUMMARY OF CREDIT RATINGS

The following summarizes the descriptions for some of the general ratings referred to in the Fund’s prospectus and SAI. Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value. The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions. A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

Credit Ratings – General Securities

The following summarizes the descriptions for some of the general ratings referred to in the Fund’s prospectus and SAI. The descriptions for the ratings for municipal securities and commercial paper follow this section. Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Bonds
Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa:  Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

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B:  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Rating Refinements:  Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Bonds
AAA:  Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA:  Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

A:  Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

BBB:  Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

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BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

B:  Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C:  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:  obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

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Bonds
AAA:  Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:  Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A:  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:  Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

BB:  Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B:  Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:  Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:  Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:  Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery. Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Credit Ratings – Municipal Securities and Commercial Paper

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

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U.S. Tax-Exempt Municipals
Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth above under the “Bonds” section of the Moody’s descriptions.
Advance refunded issues:  Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, e.g., # Aaa.

Municipal Note Ratings
Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Commercial Paper
Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1:  Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard &
Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

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Municipal Bond Ratings
AAA -- Prime Grade:  These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligations Bonds:  In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds:  Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA -- High Grade:  The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A -- Good Grade:  Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds:  There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds:  Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements:  Standard & Poor’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Municipal Note Ratings
Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

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Commercial Paper
A-1:  A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper

F-1:  Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2:  Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3:  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:  Default. Denotes actual or imminent payment default.

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PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Fund without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, such as a broker-dealer, the privacy policy of your financial intermediary governs how your nonpublic personal information would be shared with nonaffiliated third parties.

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PN-1

For more information about the Separately Managed Account Reserve Trust, the following documents are available free upon request:

Annual/Semi-annual/Quarterly Reports:
The Fund’s annual, semi-annual and quarterly reports to shareholders contain detailed information on the Fund’s investments.  The annual report will also include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund, including operations and investment policies.  It is incorporated by reference in and is legally considered a part of this prospectus.

You may also obtain free copies of such reports and the SAI, or request other information and discuss your questions about the Fund, by contacting us at:

Brandes Funds
11988 El Camino Real, Suite 600
San Diego, CA 92130
800-331-2979 (Fund-level inquiries)
800-395-3807 (Trade/Account inquiries)
www.brandesfunds.com

You can also review the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  In addition, you can get text-only copies:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or e-mailing the Commission at: publicinfo@sec.gov.

•	Free from the Commission’s Website at http://www.sec.gov.

Investment Company Act File No. 811-8614.

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